Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.8%)
AUSTRALIA (7.4%)
Consumer Discretionary (1.3%)
Aristocrat Leisure Ltd.(a)	4,273	$88,917

Energy (0.5%)
Woodside Petroleum Ltd.(a)	1,600	37,730

Health Care (3.6%)
Cochlear Ltd.(a)	540	81,135
CSL Ltd.(a)	1,066	166,341
		247,476
Materials (2.0%)
BHP Group PLC(a)	5,887	140,367
		514,490
CHINA (29.3%)
Communication Services (9.8%)
Autohome, Inc., ADR(b)	996	84,660
China Mobile Ltd.(a)	13,500	114,809
Tencent Holdings Ltd.(a)	10,400	484,567
		684,036
Consumer Discretionary (6.1%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(c)	14,599	190,532
Huazhu Group Ltd., ADR	2,073	67,911
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(c)	9,299	73,244
SAIC Motor Corp. Ltd., A Shares(a)(c)	9,515	34,136
Yum China Holdings, Inc.	1,331	60,560
		426,383
Consumer Staples (2.0%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(c)	1,000	140,243

Financials (3.6%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	21,000	247,502

Health Care (1.0%)
Wuxi Biologics Cayman, Inc.(a)(b)(d)	6,500	69,077

Industrials (0.9%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(c)	4,998	59,686

Information Technology (2.4%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(c)	23,000	101,886
Sunny Optical Technology Group Co. Ltd.(a)	5,700	65,911
		167,797
Materials (0.9%)
Anhui Conch Cement Co. Ltd., H Shares(a)	11,000	63,517

See accompanying Notes to Statements of Investments.

Real Estate (2.6%)
China Resources Land Ltd.(a)	42,000	$179,483
		2,037,724
HONG KONG (11.3%)
Financials (5.7%)
AIA Group Ltd.(a)	21,600	221,503
Hong Kong Exchanges & Clearing Ltd.(a)	3,109	104,718
HSBC Holdings PLC(a)	8,944	71,966
		398,187
Industrials (1.9%)
Jardine Strategic Holdings Ltd.(a)	3,800	130,269

Information Technology (1.3%)
ASM Pacific Technology Ltd.(a)	7,600	88,787

Real Estate (2.4%)
Hang Lung Group Ltd.(a)	16,000	41,097
Swire Properties Ltd.(a)	34,500	124,576
		165,673
		782,916
INDIA (14.5%)
Consumer Discretionary (0.5%)
Hero MotoCorp Ltd.(a)	989	33,588

Consumer Staples (3.7%)
Hindustan Unilever Ltd.(a)	3,109	77,683
ITC Ltd.(a)	46,056	180,716
		258,399
Financials (6.5%)
HDFC Bank Ltd.(a)	2,335	76,097
Housing Development Finance Corp. Ltd.(a)	7,269	223,622
Kotak Mahindra Bank Ltd.(a)	4,840	106,371
SBI Life Insurance Co. Ltd.(a)(d)	3,700	42,751
		448,841
Information Technology (2.7%)
Tata Consultancy Services Ltd.(a)	5,819	185,858

Materials (1.1%)
Grasim Industries Ltd.(a)	1,574	17,862
UltraTech Cement Ltd.(a)	970	60,843
		78,705
		1,005,391
INDONESIA (5.7%)
Consumer Discretionary (1.9%)
Astra International Tbk PT(a)	271,600	134,613

Consumer Staples (0.6%)
Unilever Indonesia Tbk PT(a)	13,600	42,142

Financials (3.2%)
Bank Central Asia Tbk PT(a)	82,300	180,679

See accompanying Notes to Statements of Investments.

Bank Rakyat Indonesia Persero Tbk PT(a)	121,200	$38,406
		219,085
		395,840
MALAYSIA (1.0%)
Financials (1.0%)
Public Bank Bhd(a)	13,100	69,396

NETHERLANDS (0.7%)
Information Technology (0.7%)
ASML Holding NV(a)	209	46,570

PHILIPPINES (2.6%)
Financials (0.6%)
Bank of the Philippine Islands(a)	23,955	42,222

Industrials (2.0%)
Ayala Corp.(a)	7,470	140,216
		182,438
SINGAPORE (9.3%)
Communication Services (0.8%)
Singapore Telecommunications Ltd.(a)	22,400	54,033

Financials (5.7%)
DBS Group Holdings Ltd.(a)	7,815	149,007
Oversea-Chinese Banking Corp. Ltd.(a)	21,207	176,563
United Overseas Bank Ltd.(a)	3,774	71,905
		397,475
Industrials (1.5%)
Keppel Corp. Ltd.(a)	22,900	105,815

Real Estate (1.3%)
City Developments Ltd.(a)	13,300	93,331
		650,654
SOUTH KOREA (1.7%)
Materials (1.7%)
LG Chem Ltd.(a)	428	121,050

TAIWAN (5.5%)
Communication Services (1.0%)
Taiwan Mobile Co. Ltd.	20,100	70,780

Information Technology (4.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	38,000	312,476
		383,256
THAILAND (3.3%)
Health Care (1.0%)
Bangkok Dusit Medical Services PCL, Foreign Shares(a)	87,800	71,037

See accompanying Notes to Statements of Investments.

Materials (1.7%)
Siam Cement PCL (The), Foreign Shares(a)	8,400	$117,991

Real Estate (0.6%)
Central Pattana PCL, Foreign Shares(a)	16,200	38,418
		227,446
UNITED KINGDOM (2.5%)
Financials (1.0%)
Standard Chartered PLC(a)	8,466	69,673

Materials (1.5%)
Rio Tinto PLC - London Listing(a)	1,801	101,705
		171,378
Total Common Stocks		6,588,549

PREFERRED STOCKS (5.5%)
SOUTH KOREA (5.5%)
Information Technology (5.5%)
Samsung Electronics Co., Ltd.(a)	12,326	381,204
Total Preferred Stocks		381,204

SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(e)	119,563	119,563
Total Short-Term Investment		119,563
Total Investments (Cost $6,414,638) —102.0%		7,089,316
Liabilities in Excess of Other Assets—(2.0)%		(137,115)
Net Assets—100.0%		$6,952,201

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.7%)
CHINA (90.7%)
Consumer Discretionary (16.4%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(b)	86,844	$1,129,475
Fuyao Glass Industry Group Co. Ltd., A Shares(a)(b)	54,000	174,970
Haier Smart Home Co. Ltd., A Shares(a)(b)	130,900	316,341
Hangzhou Robam Appliances Co. Ltd., A Shares(a)(b)	28,605	102,520
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(b)	35,500	278,648
SAIC Motor Corp. Ltd., A Shares(a)(b)	45,200	161,595
		2,163,549
Consumer Staples (16.7%)
Angel Yeast Co. Ltd., A Shares(a)(b)	46,626	204,858
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)(b)	35,000	502,944
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)(b)	36,000	161,480
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(b)	6,600	922,396
Wuliangye Yibin Co. Ltd., A Shares(a)(b)	3,499	60,572
Yonghui Superstores Co. Ltd., A Shares(a)(b)	245,300	341,781
		2,194,031
Energy (1.3%)
G3 Exploration Ltd.(c)	53,000	22,945
PetroChina Co. Ltd., H Shares(a)	292,000	154,878
		177,823
Financials (22.0%)
Bank of Ningbo Co. Ltd., A Shares(a)(b)	80,515	273,483
China Construction Bank Corp., Class H(a)	452,000	347,014
China Life Insurance Co. Ltd., H Shares(a)	73,000	185,943
China Merchants Bank Co. Ltd., A Shares(a)(b)	119,332	625,641
Industrial & Commercial Bank of China Ltd., Class H(a)	584,000	392,183
Ping An Insurance Group Co. of China Ltd., A Shares(a)(b)	85,333	1,077,822
		2,902,086
Health Care (8.7%)
Aier Eye Hospital Group Co. Ltd., A Shares(a)(b)	113,750	498,646
Beijing Tongrentang Co. Ltd., A Shares(a)(b)	42,000	171,768
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares(a)(b)	57,300	242,078
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)(b)	31,908	229,808
		1,142,300
Industrials (8.5%)
Ningbo Zhoushan Port Co. Ltd., A Shares(a)(b)	248,100	154,297
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(b)	55,259	657,619
Shenzhen Airport Co. Ltd., A Shares (Stock Connect)(a)(b)	233,501	313,873
		1,125,789
Information Technology (9.3%)
Beijing Sinnet Technology Co. Ltd., A Shares(a)(b)	84,000	228,799
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(b)	147,250	650,026

See accompanying Notes to Statements of Investments.

Venustech Group, Inc., A Shares(a)(b)	83,000	$344,830
		1,223,655
Materials (2.4%)
Anhui Conch Cement Co. Ltd., A Shares(a)(b)	54,600	309,960

Real Estate (5.4%)
China Vanke Co. Ltd., A Shares(a)(b)	120,973	499,293
China World Trade Center Co. Ltd., A Shares(a)(b)	89,949	211,644
		710,937
		11,950,130
Total Common Stocks		11,950,130

EXCHANGE-TRADED FUNDS (2.7%)
UNITED STATES (2.7%)
KraneShares Bosera MSCI China A ETF(b)	5,970	183,458
Xtrackers Harvest CSI 300 China A-Shares ETF(d)	6,224	173,463
		356,921
Total Exchange-Traded Funds		356,921

SHORT-TERM INVESTMENT (6.2%)
UNITED STATES (6.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(e)	813,185	813,185
		813,185
Total Short-Term Investment		813,185
Total Investments (Cost $13,304,300) —99.6%		13,120,236
Other Assets in Excess of Liabilities—0.4%		53,829
Net Assets—100.0%		$13,174,065

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(c)	Non-income producing security.
(d)

All or a portion of the securities are on loan. The total value of all securities on loan is $166,144. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.1%)
Communication Services (7.6%)
Activision Blizzard, Inc.	21,800	$1,062,532
Alphabet, Inc., Class C(a)	1,400	1,703,352
AT&T, Inc.	33,700	1,147,485
BT Group PLC, ADR	48,000	572,160
Cineworld Group PLC(b)	421,900	1,309,674
Telenor ASA(b)	63,300	1,282,645
Tower Bersama Infrastructure Tbk PT(b)	4,744,600	1,420,283
Vodafone Group PLC(b)	954,900	1,737,901
		10,236,032
Consumer Discretionary (9.3%)
Aptiv PLC	19,000	1,665,350
Dollar General Corp.	12,700	1,702,054
Las Vegas Sands Corp.	26,100	1,577,484
Lennar Corp., Class A	27,600	1,312,932
Lowe’s Cos., Inc.	17,400	1,764,360
Target Corp.	19,100	1,650,240
TJX Cos., Inc. (The)	25,600	1,396,736
Whirlpool Corp.	10,100	1,469,348
		12,538,504
Consumer Staples (8.0%)
Essity AB, Class B(b)	59,300	1,761,393
Kraft Heinz Co. (The)	32,900	1,053,129
Molson Coors Brewing Co., Class B	22,100	1,193,179
Mondelez International, Inc., Class A	30,900	1,652,841
Nestle SA(b)	17,700	1,877,743
Treasury Wine Estates Ltd.(b)	164,800	1,981,548
Unilever NV(b)	22,900	1,327,367
		10,847,200
Energy (6.6%)
BP PLC, ADR	35,800	1,422,692
Enbridge, Inc.	47,300	1,579,347
EOG Resources, Inc.	15,200	1,304,920
Kinder Morgan, Inc.	84,400	1,740,328
Schlumberger Ltd.	40,100	1,602,797
TOTAL SA, ADR	24,300	1,257,282
		8,907,366
Financials (17.2%)
AIA Group Ltd.(b)	154,600	1,585,383
AXA SA(b)	58,900	1,483,588
Banco Bilbao Vizcaya Argentaria SA(b)	206,500	1,051,438
Bank of America Corp.	47,200	1,448,096
Charles Schwab Corp. (The)	29,200	1,262,024
Citigroup, Inc.	21,100	1,501,476
Deutsche Boerse AG(b)	10,000	1,388,224
Evercore, Inc., Class A	14,700	1,269,639

See accompanying Notes to Statements of Investments.

Hong Kong Exchanges & Clearing Ltd.(b)	38,100	$1,283,294
Huntington Bancshares, Inc.	95,300	1,358,025
Mitsubishi UFJ Financial Group, Inc.(b)	263,900	1,303,402
Oversea-Chinese Banking Corp. Ltd.(b)	211,400	1,760,049
Standard Chartered PLC(b)	175,700	1,445,958
Swedbank AB, A Shares(b)	60,700	826,596
UBS Group AG(a)(b)	102,400	1,142,972
Wells Fargo & Co.	29,500	1,428,095
Zurich Insurance Group AG(b)	4,500	1,565,242
		23,103,501
Health Care (12.2%)
Allergan PLC	8,100	1,300,050
Bayer AG(b)	19,900	1,288,903
Bristol-Myers Squibb Co.	30,600	1,358,946
Dechra Pharmaceuticals PLC(b)	39,300	1,403,675
Eli Lilly & Co.	12,100	1,318,295
GlaxoSmithKline PLC, ADR	34,300	1,415,904
Medtronic PLC	16,200	1,651,428
Novartis AG(b)	15,000	1,375,482
Pfizer, Inc.	31,300	1,215,692
Roche Holding AG(b)	4,800	1,284,792
Shionogi & Co. Ltd.(b)	23,400	1,295,541
UnitedHealth Group, Inc.	6,100	1,518,961
		16,427,669
Industrials (10.3%)
Alstom SA(b)	26,194	1,128,143
CCR SA	339,000	1,327,983
Cosan Logistica SA(a)	285,900	1,399,403
CRRC Corp. Ltd., Class H(b)	894,950	704,461
Delta Air Lines, Inc.	29,300	1,788,472
FedEx Corp.	9,200	1,568,876
Ferrovial SA(b)	67,206	1,748,281
Melrose Industries PLC(b)	649,474	1,465,805
Norfolk Southern Corp.	6,700	1,280,504
Raytheon Co.	7,800	1,421,862
		13,833,790
Information Technology (12.3%)
Apple, Inc.	15,800	3,366,032
Broadcom, Inc.	5,700	1,652,943
Cisco Systems, Inc.	32,600	1,806,040
Infineon Technologies AG(b)	77,100	1,428,059
Intel Corp.	39,600	2,001,780
Leidos Holdings, Inc.	13,500	1,108,350
Microsoft Corp.	16,000	2,180,320
Nokia OYJ(b)	261,600	1,409,934
TE Connectivity Ltd.	17,500	1,617,000
		16,570,458
Materials (5.2%)
ArcelorMittal	47,400	745,128
Barrick Gold Corp.	104,176	1,693,902
LG Chem Ltd.(b)	5,200	1,470,704
Stora Enso OYJ, R Shares(b)	106,500	1,226,497
UPM-Kymmene OYJ(b)	43,321	1,167,717

See accompanying Notes to Statements of Investments.

Warrior Met Coal, Inc.	26,986	$667,634
		6,971,582
Real Estate (3.1%)
Digital Realty Trust, Inc., REIT	12,700	1,452,372
GEO Group, Inc. (The), REIT	61,400	1,093,534
LaSalle Logiport, REIT(b)	1,300	1,625,560
		4,171,466
Utilities (4.3%)
CMS Energy Corp.	22,700	1,321,594
FirstEnergy Corp.	26,700	1,173,999
NextEra Energy, Inc.	8,000	1,657,360
Veolia Environnement SA(b)	65,200	1,645,377
		5,798,330
Total Common Stocks		129,405,898
PREFERRED STOCKS (1.2%)
Information Technology (1.2%)
Samsung Electronics Co., Ltd.(b)	51,100	1,580,361
Total Preferred Stocks		1,580,361

SHORT-TERM INVESTMENT (2.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(c)	3,229,782	3,229,782
Total Short-Term Investment		3,229,782
Total Investments (Cost $122,114,414) —99.7%		134,216,041
Other Assets in Excess of Liabilities—0.3%		430,497
Net Assets—100.0%		$134,646,538

(a)	Non-income producing security.
(b)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of July 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
10/10/2019	State Street Bank and Trust	USD	2,949,533	EUR	2,600,000	$2,894,281	$55,252

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.8%)
BRAZIL (7.1%)
Consumer Discretionary (1.5%)
Lojas Renner SA	6,223,234	$77,391,933

Consumer Staples (2.4%)
Ambev SA	15,013,000	79,188,672
BRF SA(a)	5,334,669	46,702,030
		125,890,702
Materials (2.2%)
Vale SA, ADR(b)	8,823,900	114,622,461

Real Estate (1.0%)
Multiplan Empreendimentos Imobiliarios SA	7,442,400	55,364,350
		373,269,446
CHILE (1.0%)
Financials (1.0%)
Banco Santander Chile, ADR	1,833,946	53,166,095

CHINA (26.8%)
Communication Services (10.0%)
58.com, Inc., ADR(a)(b)	831,355	46,871,795
Autohome, Inc., ADR(a)(b)	957,552	81,391,920
China Mobile Ltd.(c)	7,691,100	65,407,988
Tencent Holdings Ltd.(c)	7,206,500	335,772,194
		529,443,897
Consumer Discretionary (5.0%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(c)(d)	7,805,218	101,866,149
Huazhu Group Ltd., ADR(b)	1,941,246	63,595,219
Midea Group Co. Ltd., A Shares (Stock Connect)(c)(d)	7,501,492	59,085,725
Yum China Holdings, Inc.	859,029	39,085,820
		263,632,913
Consumer Staples (2.1%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)(d)	786,918	110,359,831

Financials (4.0%)
Ping An Insurance Group Co. of China Ltd., H Shares(c)	17,740,000	209,080,250

Health Care (0.8%)
Wuxi Biologics Cayman, Inc.(a)(c)(e)	4,154,000	44,145,641

Industrials (1.4%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(c)(d)	6,063,192	72,407,054

Information Technology (1.3%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(c)(d)	6,696,347	29,663,441

See accompanying Notes to Statements of Investments.

Sunny Optical Technology Group Co. Ltd.(c)	3,270,000	$37,812,240
		67,475,681
Real Estate (2.2%)
China Resources Land Ltd.(c)	27,018,000	115,458,890
		1,412,004,157
HONG KONG (5.3%)
Financials (4.4%)
AIA Group Ltd.(c)	14,191,200	145,527,076
Hong Kong Exchanges & Clearing Ltd.(c)	2,619,065	88,216,023
		233,743,099
Real Estate (0.9%)
Hang Lung Group Ltd.(c)	15,648,000	40,193,688
Hang Lung Properties Ltd.(c)	3,570,000	8,394,945
		48,588,633
		282,331,732
INDIA (14.3%)
Consumer Discretionary (0.5%)
Hero MotoCorp Ltd.(c)	750,090	25,473,726

Consumer Staples (3.1%)
Hindustan Unilever Ltd.(c)	2,816,878	70,384,028
ITC Ltd.(c)	24,043,401	94,342,227
		164,726,255
Financials (6.8%)
Housing Development Finance Corp. Ltd.(c)	7,094,260	218,246,001
Kotak Mahindra Bank Ltd.(c)	4,875,405	107,149,124
SBI Life Insurance Co. Ltd.(c)(e)	2,796,000	32,305,890
		357,701,015
Information Technology (1.9%)
Tata Consultancy Services Ltd.(c)	3,218,486	102,797,885

Materials (2.0%)
Grasim Industries Ltd.(c)	2,252,083	25,556,926
UltraTech Cement Ltd.(c)	1,271,449	79,751,770
		105,308,696
		756,007,577
INDONESIA (6.0%)
Consumer Discretionary (2.0%)
Astra International Tbk PT(c)	215,700,600	106,907,616

Financials (2.9%)
Bank Central Asia Tbk PT(c)	50,105,200	109,999,787
Bank Rakyat Indonesia Persero Tbk PT(c)	134,285,700	42,552,176
		152,551,963
Materials (1.1%)
Indocement Tunggal Prakarsa Tbk PT(c)	37,337,100	59,315,971
		318,775,550

See accompanying Notes to Statements of Investments.

ITALY (1.0%)
Energy (1.0%)
Tenaris SA, ADR	2,092,100	$52,260,658

MACAU (1.1%)
Consumer Discretionary (1.1%)
Sands China Ltd.(c)	11,779,600	56,540,496

MALAYSIA (0.5%)
Financials (0.5%)
Public Bank Bhd(c)	4,593,800	24,335,201

MEXICO (4.6%)
Consumer Staples (2.0%)
Fomento Economico Mexicano SAB de CV, ADR	1,194,401	108,332,171

Financials (1.5%)
Grupo Financiero Banorte SAB de CV, Class O	15,772,039	78,902,374

Industrials (1.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,722,050	56,324,806
		243,559,351
PHILIPPINES (2.3%)
Financials (1.0%)
Bank of the Philippine Islands(c)	31,513,244	55,543,939

Real Estate (1.3%)
Ayala Land, Inc.(c)	70,312,800	68,560,387
		124,104,326
RUSSIA (3.2%)
Energy (2.1%)
LUKOIL PJSC, ADR	795,944	64,829,639
Novatek PJSC(c)	2,119,600	44,024,225
		108,853,864
Financials (1.1%)
Sberbank of Russia PJSC(c)	15,849,476	57,866,358
		166,720,222
SOUTH AFRICA (4.2%)
Communication Services (1.2%)
MTN Group Ltd.(c)	7,819,778	61,238,931

Consumer Discretionary (2.8%)
Naspers Ltd., N Shares(c)	604,090	147,253,050

Consumer Staples (0.2%)
Massmart Holdings Ltd.	3,056,870	10,922,150
		219,414,131
SOUTH KOREA (1.6%)
Materials (1.6%)
LG Chem Ltd.(c)	297,604	84,170,632

See accompanying Notes to Statements of Investments.

TAIWAN (5.4%)
Information Technology (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.(c)	34,663,017	$285,035,756

THAILAND (2.3%)
Financials (0.7%)
Siam Commercial Bank PCL (The), Foreign Shares(c)	8,288,700	36,919,021

Materials (1.6%)
Siam Cement PCL (The), Foreign Shares(c)	5,920,000	83,155,969
		120,074,990
TURKEY (1.1%)
Consumer Staples (1.1%)
BIM Birlesik Magazalar A.S.	7,066,546	59,333,156
Total Common Stocks		4,631,103,476

PREFERRED STOCKS (10.0%)
BRAZIL (4.5%)
Energy (1.0%)
Petroleo Brasileiro SA	8,128,700	55,549,542

Financials (3.5%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	20,422,074	184,615,549
		240,165,091
SOUTH KOREA (5.5%)
Consumer Staples (0.2%)
Amorepacific Corp., Preferred Shares(c)	109,818	7,196,348

Information Technology (5.3%)
Samsung Electronics Co., Ltd.(c)	9,078,567	280,771,217
		287,967,565
Total Preferred Stocks		528,132,656

SHORT-TERM INVESTMENT (2.3%)
UNITED STATES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(f)	124,583,162	124,583,162
Total Short-Term Investment		124,583,162
Total Investments (Cost $4,567,970,399) —100.1%		5,283,819,294
Liabilities in Excess of Other Assets—(0.1)%		(7,361,022)
Net Assets—100.0%		$5,276,458,272

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $135,272,491. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

See accompanying Notes to Statements of Investments.

(c)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(d)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Focused U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.1%)
Communication Services (7.4%)
Alphabet, Inc., Class A(a)	546	$665,137
Comcast Corp., Class A	19,229	830,116
		1,495,253
Consumer Discretionary (13.3%)
Amazon.com, Inc.(a)	637	1,189,139
Tiffany & Co.	6,545	614,706
TJX Cos., Inc. (The)	16,418	895,766
		2,699,611
Consumer Staples (6.8%)
Alimentation Couche-Tard, Inc. Class B	9,825	602,245
Costco Wholesale Corp.	2,814	775,623
		1,377,868
Energy (3.0%)
EOG Resources, Inc.	6,977	598,975

Financials (14.2%)
Charles Schwab Corp. (The)	16,205	700,380
First Republic Bank	6,136	609,673
Intercontinental Exchange, Inc.	9,421	827,729
M&T Bank Corp.	4,444	729,927
		2,867,709
Health Care (11.8%)
Baxter International, Inc.	11,070	929,548
Boston Scientific Corp.(a)	16,834	714,772
UnitedHealth Group, Inc.	3,017	751,263
		2,395,583
Industrials (9.9%)
Kansas City Southern	5,902	730,314
Raytheon Co.	3,342	609,213
Verisk Analytics, Inc.	4,459	676,519
		2,016,046
Information Technology (22.7%)
Adobe, Inc.(a)	2,307	689,470
Microsoft Corp.	9,728	1,325,635
NICE Ltd., ADR(a)	4,815	735,347
Texas Instruments, Inc.	5,426	678,304
Visa, Inc., Class A	6,568	1,169,104
		4,597,860
Real Estate (3.6%)
Equinix, Inc., REIT	1,444	725,032

Utilities (4.4%)
NextEra Energy, Inc.	4,345	900,154

See accompanying Notes to Statements of Investments.

Total Common Stocks		19,674,091
SHORT-TERM INVESTMENT (2.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(b)	$587,620	$587,620
Total Short-Term Investment		587,620
Total Investments (Cost $16,590,571) —100.0%		20,261,711
Liabilities in Excess of Other Assets—0.0%		(6,291)
Net Assets—100.0%		$20,255,420

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.5%)
AUSTRALIA (4.8%)
Consumer Staples (2.3%)
Treasury Wine Estates Ltd.(a)	60,600	$728,652

Health Care (2.5%)
CSL Ltd.(a)	5,200	811,420
		1,540,072
CANADA (2.2%)
Materials (2.2%)
Nutrien Ltd.	12,840	703,972

CHINA (2.1%)
Communication Services (2.1%)
Tencent Holdings Ltd.(a)	14,400	670,939

FRANCE (1.9%)
Consumer Discretionary (1.9%)
LVMH Moet Hennessy Louis Vuitton SE(a)	1,500	619,589

GERMANY (1.3%)
Information Technology (1.3%)
Infineon Technologies AG(a)	22,600	418,601

HONG KONG (3.5%)
Financials (2.7%)
AIA Group Ltd.(a)	85,700	878,831

Industrials (0.8%)
Jardine Matheson Holdings Ltd.(a)	4,000	242,783
		1,121,614
INDIA (3.9%)
Consumer Staples (1.4%)
ITC Ltd.(a)	117,250	460,069

Financials (2.5%)
Housing Development Finance Corp. Ltd.(a)	26,100	802,934
		1,263,003
ISRAEL (1.0%)
Information Technology (1.0%)
Check Point Software Technologies Ltd.(b)	2,800	313,460

JAPAN (8.0%)
Health Care (2.7%)
Sysmex Corp.(a)	11,800	856,716

See accompanying Notes to Statements of Investments.

Industrials (1.7%)
FANUC Corp.(a)	3,010	$534,956

Information Technology (1.9%)
Keyence Corp.(a)	1,100	631,234

Materials (1.7%)
Shin-Etsu Chemical Co. Ltd.(a)	5,400	549,806
		2,572,712
MEXICO (1.8%)
Consumer Staples (1.8%)
Fomento Economico Mexicano SAB de CV, ADR	6,300	571,410

SINGAPORE (2.5%)
Financials (2.5%)
Oversea-Chinese Banking Corp. Ltd.(a)	95,296	793,404

SWEDEN (1.5%)
Industrials (1.5%)
Atlas Copco AB, A Shares(a)	15,600	476,488

SWITZERLAND (7.1%)
Consumer Staples (2.1%)
Nestle SA(a)	6,300	668,349

Health Care (5.0%)
Novartis AG(a)	9,100	834,459
Roche Holding AG(a)	2,900	776,229
		1,610,688
		2,279,037
TAIWAN (2.7%)
Information Technology (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,700	882,441

THAILAND (2.0%)
Financials (2.0%)
Kasikornbank PCL(a)	114,400	641,579

UNITED KINGDOM (10.9%)
Consumer Staples (3.7%)
British American Tobacco PLC(a)	16,300	580,810
Diageo PLC(a)	14,900	621,333
		1,202,143
Energy (1.5%)
Royal Dutch Shell PLC, B Shares(a)	15,100	476,933

Financials (1.4%)
Standard Chartered PLC(a)	57,030	469,340

Industrials (3.0%)
Experian PLC(a)	16,300	494,365
Rolls-Royce Holdings PLC(a)	44,027	460,185
		954,550

See accompanying Notes to Statements of Investments.

Materials (1.3%)
Croda International PLC(a)	7,439	$422,564
		3,525,530
UNITED STATES (37.3%)
Communication Services (2.7%)
Alphabet, Inc., Class A(b)	720	877,104

Consumer Discretionary (4.5%)
Booking Holdings, Inc.(b)	400	754,644
TJX Cos., Inc. (The)	12,400	676,544
		1,431,188
Consumer Staples (4.4%)
Estee Lauder Cos., Inc. (The), Class A	4,400	810,436
PepsiCo, Inc.	4,850	619,878
		1,430,314
Energy (5.0%)
EOG Resources, Inc.	9,100	781,235
Schlumberger Ltd.	20,800	831,376
		1,612,611
Financials (7.5%)
Charles Schwab Corp. (The)	7,200	311,184
CME Group, Inc.	5,000	972,100
First Republic Bank	4,800	476,928
Intercontinental Exchange, Inc.	7,600	667,736
		2,427,948
Health Care (3.3%)
Johnson & Johnson	2,500	325,550
PRA Health Sciences, Inc.(b)	7,400	739,334
		1,064,884
Information Technology (8.4%)
Autodesk, Inc.(b)	2,800	437,276
Microsoft Corp.	7,300	994,771
Visa, Inc., Class A	7,100	1,263,800
		2,695,847
Materials (1.5%)
Linde PLC	2,500	478,200
		12,018,096
Total Common Stocks		30,411,947
PREFERRED STOCKS (5.1%)
BRAZIL (1.9%)
Financials (1.9%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	66,468	600,871

SOUTH KOREA (3.2%)
Information Technology (3.2%)
Samsung Electronics Co. Ltd., GDR	1,300	1,023,100

See accompanying Notes to Statements of Investments.

Total Preferred Stocks		1,623,971
SHORT-TERM INVESTMENT (0.5%)
UNITED STATES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(c)	$161,012	$161,012
Total Short-Term Investment		161,012
Total Investments (Cost $27,662,342) —100.1%		32,196,930
Liabilities in Excess of Other Assets—(0.1)%		(17,543)
Net Assets—100.0%		$32,179,387

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments

(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.0%)
ARGENTINA (1.8%)
Industrials (0.8%)
Corp. America Airports SA(a)	107,400	$821,610

Materials (1.0%)
Loma Negra Cia Industrial Argentina SA, ADR(a)	75,800	934,614
		1,756,224
BRAZIL (4.9%)
Industrials (4.9%)
CCR SA	540,000	2,115,372
Cosan Logistica SA(a)	550,000	2,692,101
		4,807,473
CANADA (4.1%)
Energy (2.9%)
Enbridge, Inc.	85,000	2,838,915

Industrials (1.2%)
Canadian Pacific Railway Ltd.	5,200	1,240,668
		4,079,583
CHINA (7.4%)
Communication Services (0.9%)
China Unicom Hong Kong Ltd., ADR	89,800	880,040

Industrials (5.5%)
China Everbright International Ltd.(b)	1,048,333	923,172
China Merchants Port Holdings Co. Ltd.(b)	511,000	845,687
China Railway Construction Corp. Ltd., Class H(b)	970,500	1,121,333
COSCO SHIPPING Ports Ltd.(b)	1,037,227	903,918
CRRC Corp. Ltd., Class H(b)	1,094,200	861,301
Zhejiang Expressway Co. Ltd., Class H(b)	870,100	842,209
		5,497,620

Utilities (1.0%)
Beijing Enterprises Water Group Ltd.(b)	1,844,000	970,582
		7,348,242
FRANCE (6.7%)
Industrials (5.0%)
Aeroports de Paris(b)	7,700	1,323,705
Bouygues SA(b)	29,500	1,056,074
Vinci SA(b)	25,200	2,592,166
		4,971,945

Utilities (1.7%)
Veolia Environnement SA(b)	66,200	1,670,613
		6,642,558

See accompanying Notes to Statements of Investments.

GERMANY (1.2%)
Industrials (1.2%)
Fraport AG Frankfurt Airport Services Worldwide(b)	14,600	$1,219,290

INDONESIA (4.8%)
Communication Services (3.8%)
Sarana Menara Nusantara Tbk PT(b)	19,915,900	1,048,801
Tower Bersama Infrastructure Tbk PT(b)	7,200,000	2,155,300
XL Axiata Tbk PT(a)(b)	2,356,300	539,940
		3,744,041

Industrials (1.0%)
Jasa Marga Persero Tbk PT(b)	2,492,800	1,058,686
		4,802,727
ITALY (5.1%)
Industrials (1.5%)
Atlantia SpA(b)	57,800	1,486,347

Materials (2.0%)
Buzzi Unicem SpA(b)	97,600	1,983,517

Utilities (1.6%)
Enel SpA(b)	232,100	1,587,709
		5,057,573
JAPAN (1.9%)
Industrials (1.9%)
East Japan Railway Co.(b)	20,100	1,842,668

LUXEMBOURG (1.0%)
Communication Services (1.0%)
SES SA, ADR	62,400	1,033,389

MALAYSIA (1.2%)
Industrials (1.2%)
Malaysia Airports Holdings Bhd(b)	569,400	1,153,369

MEXICO (3.2%)
Industrials (1.5%)
Promotora y Operadora de Infraestructura SAB de CV	165,300	1,487,926

Utilities (1.7%)
Infraestructura Energetica Nova SAB de CV	432,000	1,664,994
		3,152,920
NETHERLANDS (1.1%)
Communication Services (1.1%)
Koninklijke KPN NV(b)	382,400	1,090,393

NORWAY (1.4%)
Communication Services (1.4%)
Telenor ASA(b)	70,200	1,422,460

See accompanying Notes to Statements of Investments.

PHILIPPINES (1.8%)
Industrials (1.8%)
International Container Terminal Services, Inc.	675,800	$1,792,837

SPAIN (8.9%)
Communication Services (2.8%)
Cellnex Telecom SA(b)(c)	74,800	2,797,395

Industrials (2.9%)
Ferrovial SA(b)	111,392	2,897,725

Utilities (3.2%)
Atlantica Yield PLC	51,000	1,182,690
EDP Renovaveis SA	187,300	1,924,126
		3,106,816
		8,801,936
UNITED KINGDOM (2.2%)
Communication Services (1.7%)
Vodafone Group PLC(b)	934,100	1,700,045

Utilities (0.5%)
National Grid PLC, ADR	9,600	493,824
		2,193,869
UNITED STATES (38.3%)
Communication Services (3.5%)
AT&T, Inc.	25,800	878,490
DISH Network Corp., Class A(a)	25,000	846,500
T-Mobile US, Inc.(a)	21,500	1,714,195
		3,439,185

Consumer Discretionary (0.9%)
TravelCenters of America LLC(a)	255,000	879,750

Energy (6.4%)
Kinder Morgan, Inc.	137,300	2,831,126
SemGroup Corp., Class A	86,700	1,098,489
Williams Cos., Inc.	98,900	2,436,896
		6,366,511
Industrials (9.1%)
Dycom Industries, Inc.(a)	23,000	1,268,680
Genesee & Wyoming, Inc., Class A(a)	13,500	1,482,435
Kansas City Southern	14,200	1,757,108
MasTec, Inc.(a)(d)	11,200	574,784
Norfolk Southern Corp.	8,700	1,662,744
Union Pacific Corp.	6,600	1,187,670
Waste Connections, Inc.	11,600	1,052,352
		8,985,773

Materials (0.7%)
Vulcan Materials Co.	5,000	691,750

Real Estate (5.6%)
American Tower Corp., REIT	7,800	1,650,636

See accompanying Notes to Statements of Investments.

CoreCivic, Inc., REIT	42,300	$717,831
Crown Castle International Corp., REIT(d)	15,900	2,118,834
GEO Group, Inc. (The), REIT	59,000	1,050,790
		5,538,091
Utilities (12.1%)
American Electric Power Co., Inc.(e)	14,700	1,290,807
Clearway Energy, Inc., Class C	68,000	1,225,360
CMS Energy Corp.	30,900	1,798,998
DTE Energy Co.	11,600	1,474,476
Evergy, Inc.	27,256	1,648,715
FirstEnergy Corp.	36,200	1,591,714
NextEra Energy, Inc.	9,300	1,926,681
Vistra Energy Corp.	50,900	1,092,314
		12,049,065
		37,950,125
Total Common Stocks		96,147,636
SHORT-TERM INVESTMENT (3.1%)
UNITED STATES (3.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(f)	3,039,185	3,039,185
Total Short-Term Investment		3,039,185
Total Investments (Cost $92,300,767) —100.1%		99,186,821
Liabilities in Excess of Other Assets—(0.1)%		(108,043)
Net Assets—100.0%		$99,078,778

(a)	Non-income producing security.
(b)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)

All or a portion of the securities are on loan. The total value of all securities on loan is $2,006,416. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(e)	All or a portion of the security has been designated as collateral for the line of credit.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Hong Kong Dollar
10/10/2019	State Street Bank and Trust	USD	7,697,601	HKD	60,000,000	$7,667,720	$29,881

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Income Builder Fund

	Shares or Principal Amount	Value
COMMON STOCKS (48.9%)
Bermuda (1.3%)
Marvell Technology Group Ltd.	46,692	$1,226,132

UNITED STATES (47.6%)
Communication Services (6.8%)
Alphabet, Inc., Class A(a)	1,400	1,705,480
Alphabet, Inc., Class C(a)	1,400	1,703,352
Comcast Corp., Class A	45,000	1,942,650
Verizon Communications, Inc.	15,000	829,050
		6,180,532
Consumer Discretionary (2.5%)
TJX Cos., Inc. (The)	42,000	2,291,520

Consumer Staples (1.1%)
Constellation Brands, Inc., Class A	5,000	984,100

Financials (9.3%)
Bank of America Corp.	61,000	1,871,480
Charles Schwab Corp. (The)	29,391	1,270,279
Citigroup, Inc.	22,000	1,565,520
CME Group, Inc.	8,000	1,555,360
JPMorgan Chase & Co.	19,000	2,204,000
		8,466,639
Health Care (5.7%)
Baxter International, Inc.	12,365	1,038,289
Johnson & Johnson	20,000	2,604,400
UnitedHealth Group, Inc.	6,500	1,618,565
		5,261,254
Industrials (5.6%)
CSX Corp.(b)	25,000	1,760,000
Raytheon Co.	9,000	1,640,610
Snap-on, Inc.	11,000	1,678,710
		5,079,320
Information Technology (12.6%)
Apple, Inc.	13,914	2,964,238
Broadcom, Inc.	6,000	1,739,940
Cisco Systems, Inc.	44,000	2,437,600
Microsoft Corp.	32,000	4,360,640
		11,502,418
Real Estate (1.7%)
Boston Properties, Inc., REIT	4,000	531,800
Equinix, Inc., REIT	2,130	1,069,473
		1,601,273

See accompanying Notes to Statements of Investments.

Utilities (2.3%)
CMS Energy Corp.	17,000	$989,740
NextEra Energy, Inc.	5,500	1,139,435
		2,129,175
		43,496,231
Total Common Stocks		44,722,363
CORPORATE BONDS (47.7%)
CANADA (1.1%)

Aerospace & Defense (0.5%)
Bombardier, Inc. (USD), 7.50%, 12/01/2024 (c)	444,000	457,742

Food Products (0.6%)
Clearwater Seafoods, Inc. (USD), 6.88%, 05/01/2025 (c)	506,000	512,325
		970,067
China (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Moss Creek Resources Holdings, Inc.(c)	500,000	391,250

NETHERLANDS (2.3%)
Commercial Services & Supplies (0.9%)
Cimpress NV (USD), 7.00%, 06/15/2026 (c)	850,000	852,125

Packaging & Containers (1.4%)
OI European Group BV (USD), 4.00%, 03/15/2023 (c)	740,000	743,700
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (c)	467,000	481,594
		1,225,294
		2,077,419
UNITED STATES (43.9%)
Advertising (0.5%)
Getty Images, Inc. (USD), 9.75%, 03/01/2027 (c)	456,000	476,520

Aerospace & Defense (0.8%)
TransDigm, Inc. (USD), 6.00%, 07/15/2022	675,000	681,953

Auto Manufacturers (0.2%)
General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), Series A, (USD), 5.75%, 09/30/2027 (d)	234,000	218,205

Building Materials (1.3%)
Builders FirstSource, Inc. (USD), 5.63%, 09/01/2024 (c)	440,000	455,400
Builders FirstSource, Inc. (USD), 6.75%, 06/01/2027 (c)	64,000	67,360
Tecnoglass, Inc. (USD), 8.20%, 01/31/2022 (c)	614,000	659,282
		1,182,042
Coal (0.5%)
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (USD), 7.50%, 06/15/2025 (c)	475,000	470,820

Commercial Banks (0.8%)
Bank of America Corp., (fixed rate to 03/10/2026, variable rate thereafer), Series DD, (USD), 6.30%, 03/10/2026 (d)	632,000	707,840

See accompanying Notes to Statements of Investments.

Commercial Services & Supplies (1.7%)
Graham Holdings Co. (USD), 5.75%, 06/01/2026 (c)	$622,000	$662,554
Iron Mountain, Inc. (USD), 6.00%, 08/15/2023	856,000	872,598
		1,535,152
Computers & Peripherals (2.7%)
Banff Merger Sub, Inc. (USD), 9.75%, 09/01/2026 (c)	1,017,000	905,130
Dell International LLC / EMC Corp. (USD), 5.30%, 10/01/2029 (c)	743,000	790,246
Dell International LLC / EMC Corp. (USD), 6.02%, 06/15/2026 (c)	172,000	190,170
Dell International LLC / EMC Corp. (USD), 5.88%, 06/15/2021 (c)	445,000	452,691
Harland Clarke Holdings Corp. (USD), 8.38%, 08/15/2022 (c)	98,000	82,810
		2,421,047
Diversified Financial Services (1.3%)
Alliance Data Systems Corp. (USD), 5.38%, 08/01/2022 (c)	1,169,000	1,184,711

Diversified Telecommunication Services (3.7%)
CommScope, Inc. (USD), 6.00%, 03/01/2026 (c)	535,000	540,858
CommScope, Inc. (USD), 8.25%, 03/01/2027 (c)	125,000	123,125
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022	750,000	679,963
Qwest Capital Funding, Inc. (USD), 6.88%, 07/15/2028	203,000	186,253
Qwest Capital Funding, Inc. (USD), 7.75%, 02/15/2031	202,000	186,850
Sprint Corp. (USD), 7.88%, 09/15/2023	1,524,000	1,699,260
		3,416,309
Electric Utilities (1.3%)
Calpine Corp. (USD), 5.25%, 06/01/2026 (c)	608,000	614,092
NRG Energy, Inc. (USD), 5.25%, 06/15/2029 (c)	556,000	586,580
		1,200,672
Energy Equipment & Services (2.1%)
Cheniere Corpus Christi Holdings LLC (USD), 7.00%, 06/30/2024	1,081,000	1,229,659
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	443,000	459,068
Western Midstream Operating LP (USD), 4.75%, 08/15/2028	174,000	174,576
Western Midstream Operating LP (USD), 4.50%, 03/01/2028	68,000	67,669
		1,930,972
Entertainment (1.8%)
Cedar Fair LP (USD), 5.25%, 07/15/2029 (c)	373,000	386,055
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (USD), 6.13%, 08/15/2021 (c)	863,000	875,945
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (c)	404,000	413,090
		1,675,090
Environmental Control (0.5%)
Clean Harbors, Inc. (USD), 5.13%, 07/15/2029 (c)	53,000	55,865
Clean Harbors, Inc. (USD), 4.88%, 07/15/2027 (c)	382,000	392,982
		448,847
Hand/Machine Tools (0.4%)
Colfax Corp. (USD), 6.38%, 02/15/2026 (c)	243,000	260,088
Colfax Corp. (USD), 6.00%, 02/15/2024 (c)	126,000	133,442
		393,530
Health Care Equipment & Supplies (0.7%)
Avantor, Inc. (USD), 6.00%, 10/01/2024 (c)	600,000	642,006

See accompanying Notes to Statements of Investments.

Healthcare Providers & Services (3.7%)
DaVita, Inc. (USD), 5.13%, 07/15/2024	$276,000	$275,730
Encompass Health Corp. (USD), 5.75%, 11/01/2024	550,000	556,198
HCA, Inc. (USD), 5.88%, 02/01/2029	396,000	442,035
HCA, Inc. (USD), 5.63%, 09/01/2028	310,000	341,837
HCA, Inc. (USD), 4.75%, 05/01/2023	1,089,000	1,162,252
Tenet Healthcare Corp. (USD), 5.13%, 05/01/2025	600,000	597,876
		3,375,928
Home Builders (2.3%)
Century Communities, Inc. (USD), 5.88%, 07/15/2025	420,000	422,100
Century Communities, Inc. (USD), 6.75%, 06/01/2027 (c)	231,000	238,796
Lennar Corp. (USD), 4.75%, 11/29/2027	887,000	931,350
MDC Holdings, Inc. (USD), 6.00%, 01/15/2043	550,000	541,750
		2,133,996
Internet (0.9%)
Netflix, Inc. (USD), 6.38%, 05/15/2029 (c)	768,000	859,930

Leisure Time (0.9%)
Viking Cruises Ltd. (USD), 5.88%, 09/15/2027 (c)	801,000	829,035

Lodging (0.8%)
Wyndham Destinations, Inc. (USD), 6.35%, 10/01/2025	686,000	751,033

Media (4.1%)
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.38%, 06/01/2029 (c)	179,000	185,489
CSC Holdings LLC (USD), 6.50%, 02/01/2029 (c)	441,000	486,202
Cumulus Media New Holdings, Inc. (USD), 6.75%, 07/01/2026 (c)	363,000	370,714
Diamond Sports Group LLC / Diamond Sports Finance Co. (USD), 6.63%, 08/15/2027 (c)	396,000	404,662
Diamond Sports Group LLC / Diamond Sports Finance Co. (USD), 5.38%, 08/15/2026 (c)	359,000	364,834
DISH DBS Corp. (USD), 5.00%, 03/15/2023	493,000	475,745
Gray Television, Inc. (USD), 7.00%, 05/15/2027 (c)	424,000	463,750
Meredith Corp. (USD), 6.88%, 02/01/2026	900,000	954,000
		3,705,396
Metal Fabricate/Hardware (0.5%)
Novelis Corp. (USD), 5.88%, 09/30/2026 (c)	461,000	477,711

Office/Business Equipment (0.1%)
Pitney Bowes, Inc. (USD), 3.88%, 10/01/2021	123,000	119,642

Oil & Gas Services (0.6%)
Nine Energy Service, Inc. (USD), 8.75%, 11/01/2023 (c)	91,000	88,952
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027 (c)	437,000	454,441
		543,393
Oil, Gas & Consumable Fuels (2.5%)
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023 (c)	658,000	491,855
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. (USD), 6.00%, 08/01/2026 (c)	226,000	227,695
Oasis Petroleum, Inc. (USD), 6.25%, 05/01/2026 (c)	727,000	688,760
WPX Energy, Inc. (USD), 8.25%, 08/01/2023	750,000	843,750
		2,252,060

See accompanying Notes to Statements of Investments.

Pharmaceutical (1.2%)
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (c)	$116,000	$127,757
Bausch Health Cos, Inc. (USD), 7.00%, 03/15/2024 (c)	900,000	949,500
		1,077,257
Real Estate Investment Trust (REIT) Funds (1.8%)
CyrusOne LP / CyrusOne Finance Corp. (USD), 5.38%, 03/15/2027	527,000	558,620
GLP Capital LP / GLP Financing II, Inc. (USD), 5.38%, 04/15/2026	982,000	1,068,534
		1,627,154
Retail (1.6%)
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (c)	600,000	506,250
Staples, Inc. (USD), 7.50%, 04/15/2026 (c)	902,000	922,295
		1,428,545
Software (2.6%)
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (c)	850,000	884,000
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (USD), 5.75%, 03/01/2025 (c)	500,000	501,100
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. (USD), 6.00%, 07/15/2025 (c)	956,000	1,009,058
		2,394,158
		40,160,954
Total Corporate Bonds		43,599,690

SHORT-TERM INVESTMENT (3.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(e)	3,525,452	3,525,452
Total Short-Term Investment		3,525,452
Total Investments (Cost $73,569,840) —100.4%		91,847,505
Liabilities in Excess of Other Assets—(0.4)%		(400,663)
Net Assets—100.0%		$91,446,842

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,663,977. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of July 31, 2019.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.7%)
AUSTRALIA (6.2%)
Consumer Staples (3.2%)
Treasury Wine Estates Ltd.(a)	637,456	$7,664,742

Health Care (3.0%)
CSL Ltd.(a)	46,900	7,318,386
		14,983,128
CANADA (4.2%)
Industrials (2.1%)
Ritchie Bros Auctioneers, Inc.	138,700	5,007,619

Materials (2.1%)
Nutrien Ltd.	95,360	5,228,254
		10,235,873
CHINA (2.1%)
Communication Services (2.1%)
Tencent Holdings Ltd.(a)	107,700	5,018,062

FRANCE (6.5%)
Consumer Discretionary (4.1%)
Hermes International(a)	3,500	2,458,484
LVMH Moet Hennessy Louis Vuitton SE(a)	17,800	7,352,455
		9,810,939
Consumer Staples (2.4%)
L’Oreal SA(a)	22,100	5,913,171
		15,724,110
GERMANY (4.6%)
Financials (2.0%)
Deutsche Boerse AG(a)	35,103	4,873,085

Information Technology (1.1%)
Infineon Technologies AG(a)	143,700	2,661,635

Materials (1.5%)
Linde PLC(a)(b)	18,796	3,594,232
		11,128,952
HONG KONG (4.9%)
Financials (3.8%)
AIA Group Ltd.(a)	883,700	9,062,114

Industrials (1.1%)
Jardine Matheson Holdings Ltd.(a)	43,300	2,628,127
		11,690,241

See accompanying Notes to Statements of Investments.

INDIA (4.4%)
Consumer Staples (1.4%)
ITC Ltd.(a)	893,900	$3,507,512

Financials (3.0%)
Housing Development Finance Corp. Ltd.(a)	234,200	7,204,869
		10,712,381
ISRAEL (1.0%)
Information Technology (1.0%)
Check Point Software Technologies Ltd.(b)(c)	21,900	2,451,705

JAPAN (12.3%)
Consumer Discretionary (1.5%)
Shimano, Inc.(a)	24,900	3,515,362

Consumer Staples (1.1%)
Ain Holdings, Inc.(a)	48,500	2,652,992

Financials (1.9%)
Japan Exchange Group, Inc.(a)	311,200	4,560,789

Health Care (2.7%)
Sysmex Corp.(a)	90,900	6,599,620

Industrials (1.0%)
FANUC Corp.(a)	14,100	2,505,942

Information Technology (2.4%)
Keyence Corp.(a)	10,000	5,738,488

Materials (1.7%)
Shin-Etsu Chemical Co. Ltd.(a)	40,700	4,143,905
		29,717,098
MEXICO (2.4%)
Consumer Staples (2.4%)
Fomento Economico Mexicano SAB de CV, ADR	63,500	5,759,450

NEW ZEALAND (2.5%)
Health Care (1.1%)
Fisher & Paykel Healthcare Corp. Ltd.(a)	237,200	2,550,930

Industrials (1.4%)
Auckland International Airport Ltd.(a)	569,600	3,470,025
		6,020,955
PHILIPPINES (1.5%)
Real Estate (1.5%)
Ayala Land, Inc.(a)	3,785,600	3,691,251

SINGAPORE (2.6%)
Financials (2.6%)
Oversea-Chinese Banking Corp. Ltd.(a)	737,418	6,139,506

See accompanying Notes to Statements of Investments.

SWEDEN (2.0%)
Industrials (2.0%)
Atlas Copco AB, A Shares(a)	157,800	$4,819,863

SWITZERLAND (10.4%)
Consumer Staples (2.1%)
Nestle SA(a)	48,400	5,134,619

Health Care (6.1%)
Novartis AG(a)	68,200	6,253,860
Roche Holding AG(a)	31,200	8,351,150
		14,605,010
Industrials (2.2%)
dormakaba Holding AG(a)(b)	7,166	5,251,252
		24,990,881
TAIWAN (3.0%)
Information Technology (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	870,000	7,154,054

THAILAND (1.9%)
Financials (1.9%)
Kasikornbank PCL(a)	810,800	4,547,132

UNITED KINGDOM (18.9%)
Consumer Staples (4.4%)
British American Tobacco PLC(a)	127,500	4,543,148
Diageo PLC(a)	145,600	6,071,546
		10,614,694
Energy (2.5%)
Royal Dutch Shell PLC, B Shares(a)	193,600	6,114,856

Financials (3.4%)
Prudential PLC(a)	233,900	4,812,312
Standard Chartered PLC(a)	424,557	3,493,976
		8,306,288
Health Care (2.1%)
Genus PLC(a)	154,500	4,959,647

Industrials (3.6%)
Experian PLC(a)	169,000	5,125,628
Rolls-Royce Holdings PLC(a)	329,500	3,444,045
		8,569,673
Information Technology (1.0%)
AVEVA Group PLC(a)	51,500	2,487,979

Materials (1.9%)
Croda International PLC(a)	78,349	4,450,526
		45,503,663

See accompanying Notes to Statements of Investments.

UNITED STATES (2.3%)
Information Technology (2.3%)
NICE Ltd., ADR(b)	35,800	$5,467,376
Total Common Stocks		225,755,681

PREFERRED STOCKS (5.3%)
BRAZIL (2.4%)
Financials (2.4%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	633,939	5,730,809

SOUTH KOREA (2.9%)
Information Technology (2.9%)
Samsung Electronics Co. Ltd., GDR	9,100	7,161,700
Total Preferred Stocks		12,892,509

SHORT-TERM INVESTMENT (1.0%)
UNITED STATES (1.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(d)	2,280,405	2,280,405
Total Short-Term Investment		2,280,405
Total Investments (Cost $212,964,960) —100.0%		240,928,595
Other Assets in Excess of Liabilities—0.0%		103,252
Net Assets—100.0%		$241,031,847

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

All or a portion of the securities are on loan. The total value of all securities on loan is $2,317,744. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.9%)
AUSTRALIA (7.7%)
Real Estate (7.7%)
Dexus, REIT(a)	224,657	$2,009,323
Goodman Group, REIT(a)	180,473	1,825,219
GPT Group (The), REIT(a)	278,226	1,180,994
Stockland, REIT(a)	615,051	1,919,976
		6,935,512
AUSTRIA (1.8%)
Real Estate (1.8%)
CA Immobilien Anlagen AG	46,279	1,629,142

BRAZIL (1.9%)
Consumer Discretionary (1.1%)
MRV Engenharia e Participacoes SA	182,866	971,746

Real Estate (0.8%)
BR Malls Participacoes SA	181,298	713,059
		1,684,805
CANADA (4.5%)
Real Estate (4.5%)
Allied Properties Real Estate Investment Trust, REIT	37,625	1,394,902
Canadian Apartment Properties REIT	26,931	993,945
Dream Global Real Estate Investment Trust, REIT	154,273	1,646,997
		4,035,844
CHINA (9.4%)
Real Estate (9.4%)
China Evergrande Group(a)	156,763	413,863
China Overseas Land & Investment Ltd.(a)	514,423	1,753,697
China Resources Land Ltd.(a)	564,625	2,412,872
CIFI Holdings Group Co. Ltd.(a)	1,092,504	696,449
Longfor Group Holdings Ltd.(a)(b)	485,151	1,794,181
Sunac China Holdings Ltd.(a)	151,053	681,350
Times China Holdings Ltd.(a)	408,467	715,816
		8,468,228
FRANCE (2.4%)
Real Estate (2.4%)
Gecina SA	14,362	2,203,565

GERMANY (8.8%)
Real Estate (8.8%)
alstria office REIT-AG, REIT	57,204	924,543
Corestate Capital Holding SA(a)(c)	23,122	840,380
Deutsche Wohnen SE(a)	28,978	1,056,773
Instone Real Estate Group AG(b)(c)	59,201	1,260,904

See accompanying Notes to Statements of Investments.

TLG Immobilien AG	40,966	$1,204,026
Vonovia SE(a)	53,250	2,599,894
		7,886,520
HONG KONG (14.0%)
Real Estate (14.0%)
CK Asset Holdings Ltd.(a)	470,008	3,534,052
Link REIT(a)	297,528	3,460,600
New World Development Co. Ltd.(a)	1,874,912	2,639,857
Shimao Property Holdings Ltd.(a)	403,242	1,113,674
Sino Land Co. Ltd.(a)	721,918	1,169,058
Swire Properties Ltd.(a)	194,408	701,987
		12,619,228
JAPAN (20.6%)
Real Estate (20.6%)
Comforia Residential REIT, Inc.	533	1,594,738
Daiwa Office Investment Corp.(a)	196	1,448,227
Hulic Co. Ltd.(a)	110,300	947,518
Invesco Office J-Reit, Inc.(a)	9,599	1,704,943
Japan Real Estate Investment Corp., REIT(a)	231	1,444,942
Japan Rental Housing Investments, Inc., REIT(a)	1,462	1,227,278
LaSalle Logiport, REIT(a)	1,275	1,594,299
Mitsui Fudosan Co. Ltd., REIT(a)	121,100	2,733,734
Orix JREIT, Inc.(a)	1,040	2,018,511
Sumitomo Realty & Development Co. Ltd.(a)	55,010	2,001,645
Tokyu Fudosan Holdings Corp.(a)	101,100	584,872
Tokyu REIT, Inc., REIT(a)	674	1,221,453
		18,522,160
MEXICO (1.8%)
Real Estate (1.8%)
Corp. Inmobiliaria Vesta SAB de CV, REIT	479,134	721,811
PLA Administradora Industrial S de RL de CV, REIT	648,498	913,675
		1,635,486
NETHERLANDS (3.3%)
Information Technology (2.0%)
InterXion Holding NV(c)	24,053	1,811,191

Real Estate (1.3%)
Unibail-Rodamco-Westfield	8,533	1,142,970
		2,954,161
NORWAY (1.5%)
Real Estate (1.5%)
Entra ASA(a)(b)	91,021	1,320,260

PHILIPPINES (1.4%)
Real Estate (1.4%)
Ayala Land, Inc.(a)	917,092	894,235
Megaworld Corp.	3,353,705	403,335
		1,297,570

See accompanying Notes to Statements of Investments.

REPUBLIC OF IRELAND (1.6%)
Consumer Discretionary (0.7%)
Dalata Hotel Group PLC	123,793	$637,231
Real Estate (0.9%)
Green REIT PLC(a)	420,592	832,948
		1,470,179
SINGAPORE (1.9%)
Real Estate (1.9%)
CapitaLand Mall Trust(a)	888,083	1,687,781

SPAIN (1.9%)
Real Estate (1.9%)
Inmobiliaria Colonial Socimi SA, REIT	154,535	1,727,810

SWEDEN (2.6%)
Real Estate (2.6%)
Fabege AB(a)	81,357	1,255,515
Kungsleden AB(a)	119,777	1,041,679
		2,297,194
UNITED KINGDOM (6.2%)
Real Estate (6.2%)
LondonMetric Property PLC, REIT	482,233	1,190,480
Segro PLC(a)	279,881	2,596,829
South Asian Real Estate Pvt. Ltd.(d)	2,000,000	—
St Modwen Properties PLC(a)	167,800	852,731
UNITE Group PLC (The), REIT(a)	78,930	989,802
		5,629,842
UNITED STATES (6.6%)
Real Estate (6.6%)
Alexandria Real Estate Equities, Inc., REIT	6,370	932,313
Digital Realty Trust, Inc., REIT(e)	10,769	1,231,543
Equinix, Inc., REIT	2,602	1,306,464
Equity LifeStyle Properties, Inc., REIT	7,580	941,815
Prologis, Inc., REIT	19,384	1,562,544
		5,974,679
Total Common Stocks		89,979,966

SHORT-TERM INVESTMENT (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(f)	851,926	851,926
Total Short-Term Investment		851,926
Total Investments (Cost $96,407,403) —100.8%		90,831,892
Liabilities in Excess of Other Assets—(0.8)%		(757,871)
Net Assets—100.0%		$90,074,021

See accompanying Notes to Statements of Investments.

(a)                                 Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)                                 Denotes a security issued under Regulation S or Rule 144A.

(c)                                  Non-income producing security.

(d)                                 Illiquid security.

(e)                                  All or a portion of the securities are on loan. The total value of all securities on loan is $1,060,200. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(f)                                   Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

PLC                        Public Limited Company

REIT                  Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.8%)
AUSTRALIA (3.9%)
Consumer Discretionary (2.3%)
ARB Corp. Ltd.(a)	187,400	$2,364,432

Information Technology (1.6%)
Altium Ltd.(a)	65,000	1,616,402
		3,980,834
BRAZIL (7.4%)

Consumer Discretionary (1.9%)
Arezzo Industria e Comercio SA	146,100	1,929,063

Health Care (2.3%)
Odontoprev SA	521,200	2,389,980

Industrials (1.8%)
Wilson Sons Ltd., BDR	194,586	1,784,561

Real Estate (1.4%)
Iguatemi Empresa de Shopping Centers SA	112,100	1,412,577
		7,516,181
CANADA (2.1%)
Industrials (2.1%)
Ritchie Bros Auctioneers, Inc.	57,200	2,065,146

CHILE (5.7%)
Consumer Staples (4.4%)
Embotelladora Andina SA	814,500	2,452,703
Vina Concha y Toro SA	1,006,800	2,023,568
		4,476,271
Real Estate (1.3%)
Parque Arauco SA	476,500	1,298,164
		5,774,435
DENMARK (1.0%)
Information Technology (1.0%)
SimCorp AS(a)	10,900	982,443

FRANCE (2.0%)
Consumer Staples (2.0%)
Interparfums SA(a)	43,590	2,062,469

GERMANY (5.3%)
Consumer Discretionary (1.3%)
Fielmann AG	19,500	1,362,109

See accompanying Notes to Statements of Investments.

Financials (2.2%)
Hypoport AG(a)(b)	8,300	$2,191,431

Materials (1.8%)
FUCHS PETROLUB SE(a)	52,300	1,836,805
		5,390,345
HONG KONG (3.0%)
Industrials (3.0%)
Kerry Logistics Network Ltd.(a)	1,741,000	2,985,048

INDIA (5.1%)
Consumer Staples (1.9%)
Jyothy Labs Ltd.(a)	852,300	1,890,193

Health Care (1.3%)
Sanofi India Ltd.	15,600	1,380,028

Materials (1.9%)
Castrol (India) Ltd.(a)	1,076,700	1,894,927
		5,165,148
INDONESIA (4.1%)
Consumer Discretionary (2.5%)
Ace Hardware Indonesia Tbk PT(a)	19,355,700	2,528,982

Real Estate (1.6%)
Pakuwon Jati Tbk PT(a)	30,580,200	1,597,638
		4,126,620
ISRAEL (2.1%)
Information Technology (2.1%)
NICE Ltd.(a)(b)	13,900	2,119,738

ITALY (2.5%)
Consumer Discretionary (2.5%)
Brunello Cucinelli SpA(a)	79,500	2,517,868

JAPAN (5.8%)
Consumer Staples (1.3%)
Ain Holdings, Inc.(a)	23,600	1,290,941

Health Care (2.1%)
Asahi Intecc Co. Ltd.(a)	82,400	2,153,219

Industrials (2.4%)
Nabtesco Corp.(a)	88,300	2,378,757
		5,822,917
MALAYSIA (1.3%)
Consumer Staples (1.3%)
Carlsberg Brewery Malaysia Bhd(a)	229,800	1,339,924

MEXICO (3.2%)
Industrials (3.2%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	216,100	3,270,185

See accompanying Notes to Statements of Investments.

NEW ZEALAND (2.8%)
Industrials (2.8%)
Auckland International Airport Ltd.(a)	469,200	$2,858,384

POLAND (1.0%)
Consumer Staples (1.0%)
Dino Polska SA(a)(b)(c)	26,900	1,011,048

SINGAPORE (2.4%)
Health Care (2.4%)
Raffles Medical Group Ltd.(a)	3,233,577	2,416,523

SOUTH AFRICA (1.2%)
Consumer Staples (1.2%)
Clicks Group Ltd.	86,000	1,224,610

SOUTH KOREA (0.9%)
Health Care (0.9%)
Osstem Implant Co. Ltd.(a)(b)	16,000	926,592

SWITZERLAND (10.0%)
Consumer Staples (2.4%)
Barry Callebaut AG(a)	1,240	2,419,195

Health Care (2.9%)
Tecan Group AG(a)	11,800	2,998,007

Industrials (4.7%)
dormakaba Holding AG(a)(b)	3,470	2,542,819
VAT Group AG(a)(b)(c)	17,500	2,188,192
		4,731,011
		10,148,213
TAIWAN (1.1%)
Information Technology (1.1%)
Globalwafers Co. Ltd.(a)	103,000	1,092,867

THAILAND (2.6%)
Real Estate (2.6%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund(a)(d)	3,664,300	2,651,622

UNITED KINGDOM (16.7%)
Health Care (8.0%)
Abcam PLC(a)	168,100	2,662,396
Dechra Pharmaceuticals PLC(a)	84,200	3,007,365
Genus PLC(a)	75,629	2,427,787
		8,097,548
Industrials (4.2%)
Rotork PLC(a)	528,800	1,974,492
Ultra Electronics Holdings PLC(a)	98,100	2,326,004
		4,300,496

See accompanying Notes to Statements of Investments.

Information Technology (2.8%)
AVEVA Group PLC(a)	57,700	$2,787,503

Materials (1.7%)
Croda International PLC(a)	29,980	1,702,980
		16,888,527
VIETNAM (0.6%)
Financials (0.6%)
Vietnam Technological & Commercial Joint Stock Bank(a)(b)	632,300	555,330
Total Common Stocks		94,893,017

SHORT-TERM INVESTMENT (6.3%)
UNITED STATES (6.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(e)	6,381,082	6,381,082
Total Short-Term Investment		6,381,082
Total Investments (Cost $90,173,745) —100.1%		101,274,099
Liabilities in Excess of Other Assets—(0.1)%		(53,259)
Net Assets—100.0%		$101,220,840

(a)                                 Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)                                 Non-income producing security.

(c)                                  Denotes a security issued under Regulation S or Rule 144A.

(d)                                 As of July 31, 2019, security is a closed-end fund incorporated in Thailand.

(e)                                  Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

BDR                     Brazilian Depositary Receipt

PLC                        Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)(a)
JAPAN (99.4%)
Communication Services (5.6%)
KDDI Corp.	2,150	$56,097
Yahoo Japan Corp.	9,728	28,492
		84,589
Consumer Discretionary (16.4%)
Denso Corp.	729	30,943
Nitori Holdings Co. Ltd.	219	29,535
Shimano, Inc.	174	24,565
Stanley Electric Co. Ltd.	1,265	31,368
Toyota Motor Corp.	722	46,651
USS Co. Ltd.	1,517	30,041
Yamaha Corp.	1,142	53,837
		246,940
Consumer Staples (15.0%)
Calbee, Inc.	540	15,234
Japan Tobacco, Inc.	1,082	23,841
Pigeon Corp.	1,141	41,606
Seven & i Holdings Co. Ltd.	1,076	36,722
Shiseido Co. Ltd.	813	59,824
Welcia Holdings Co. Ltd.	1,039	48,277
		225,504
Financials (7.6%)
AEON Financial Service Co. Ltd.	922	14,874
Japan Exchange Group, Inc.	2,845	41,695
Tokio Marine Holdings, Inc.	1,101	58,442
		115,011
Health Care (14.3%)
AS One Corp.	220	18,214
Asahi Intecc Co. Ltd.	1,753	45,808
Chugai Pharmaceutical Co. Ltd.	944	67,541
Shionogi & Co. Ltd.	691	38,257
Sysmex Corp.	622	45,159
		214,979
Industrials (18.1%)
Amada Holdings Co. Ltd.	2,697	29,653
Daikin Industries Ltd.	349	43,317
East Japan Railway Co.	575	52,713
FANUC Corp.	84	14,929
Komatsu Ltd.	332	7,424
Makita Corp.	856	28,224
MISUMI Group, Inc.	1,500	33,662
Nabtesco Corp.	1,134	30,549

See accompanying Notes to Statements of Investments.

Recruit Holdings Co. Ltd.	928	$31,424
		271,895
Information Technology (10.5%)
Keyence Corp.	101	57,959
Otsuka Corp.	1,084	42,744
Renesas Electronics Corp.(b)	2,330	13,694
SCSK Corp.	915	43,441
		157,838
Materials (11.9%)
Kansai Paint Co. Ltd.	2,094	41,350
Nippon Paint Holdings Co. Ltd.	1,108	48,209
Shin-Etsu Chemical Co. Ltd.	588	59,868
Taiyo Nippon Sanso Corp.	1,493	30,613
		180,040
		1,496,796
Total Common Stocks		1,496,796

SHORT-TERM INVESTMENT (0.2%)
UNITED STATES (0.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(c)	2,875	2,875
Total Short-Term Investment		2,875
Total Investments (Cost $1,460,476) —99.6%		1,499,671
Other Assets in Excess of Liabilities—0.4%		5,312
Net Assets—100.0%		$1,504,983

(a)                       All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)                       Non-income producing security.

(c)                        Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.9%)
UNITED STATES (98.9%)
Diversified REITs (3.6%)
STORE Capital Corp., REIT	42,769	$1,463,127
VEREIT, Inc., REIT	154,139	1,405,748
		2,868,875
Health Care REITs (12.6%)
Medical Properties Trust, Inc., REIT	82,432	1,442,560
Omega Healthcare Investors, Inc.(a)	39,438	1,431,600
Ventas, Inc., REIT	47,035	3,164,985
Welltower, Inc.(a)	46,934	3,901,154
		9,940,299
Hotel & Resort REITs (5.2%)
DiamondRock Hospitality Co., REIT	60,068	604,885
Host Hotels & Resorts, Inc., REIT	81,213	1,412,294
MGM Growth Properties LLC, REIT	37,953	1,133,276
Park Hotels & Resorts, Inc., REIT	23,331	616,172
Pebblebrook Hotel Trust, REIT	12,110	338,959
		4,105,586
Industrial REITs (13.8%)
Americold Realty Trust, REIT	41,341	1,386,164
Duke Realty Corp., REIT	62,947	2,098,024
Prologis, Inc., REIT	68,807	5,546,532
STAG Industrial, Inc., REIT	28,617	850,497
Terreno Realty Corp., REIT	20,641	1,008,519
		10,889,736
Mortgage REITs (0.5%)
Starwood Property Trust, Inc., REIT	17,146	398,302

Office REITs (12.4%)
Alexandria Real Estate Equities, Inc., REIT	17,818	2,607,842
Brandywine Realty Trust, REIT	63,921	942,835
Douglas Emmett, Inc., REIT	35,874	1,464,377
Highwoods Properties, Inc., REIT	33,828	1,533,423
Hudson Pacific Properties, Inc., REIT	27,237	961,466
SL Green Realty Corp., REIT	6,964	564,641
Vornado Realty Trust, REIT	25,996	1,672,063
		9,746,647
Residential REITs (20.4%)
AvalonBay Communities, Inc., REIT	21,112	4,407,974
Camden Property Trust, REIT	12,836	1,331,222
Equity LifeStyle Properties, Inc., REIT	17,656	2,193,758
Equity Residential, REIT	20,603	1,625,371
Essex Property Trust, Inc., REIT	7,438	2,247,912
Invitation Homes, Inc., REIT	73,212	2,011,134

See accompanying Notes to Statements of Investments.

Mid-America Apartment Communities, Inc., REIT	19,034	$2,242,966
		16,060,337
Retail REITs (12.4%)
Brixmor Property Group, Inc., REIT	54,298	1,030,576
Federal Realty Investment Trust, REIT	7,692	1,015,421
National Retail Properties, Inc., REIT	25,522	1,333,269
Realty Income Corp., REIT	33,038	2,286,560
Simon Property Group, Inc., REIT	21,707	3,520,875
SITE Centers Corp., REIT	43,402	618,479
		9,805,180
Specialized REITs (18.0%)
American Tower Corp., REIT	5,058	1,070,374
CoreSite Realty Corp., REIT	6,827	715,538
Digital Realty Trust, Inc., REIT(a)	24,386	2,788,783
Equinix, Inc., REIT	7,742	3,887,258
Extra Space Storage, Inc., REIT	17,334	1,948,168
Gaming and Leisure Properties, Inc., REIT	37,035	1,396,590
Public Storage, REIT	7,110	1,726,024
Sabra Health Care REIT, Inc., REIT	32,852	678,065
		14,210,800
		78,025,762
Total Common Stocks		78,025,762

SHORT-TERM INVESTMENT (1.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(b)	931,432	931,432
Total Short-Term Investment		931,432
Total Investments (Cost $50,921,027) —100.1%		78,957,194
Liabilities in Excess of Other Assets—(0.1)%		(91,788)
Net Assets—100.0%		$78,865,406

(a)                                 All or a portion of the securities are on loan. The total value of all securities on loan is $7,722,875. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(b)                                 Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

REIT                  Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.9%)
Bermuda (1.6%)
Information Technology (1.6%)
Marvell Technology Group Ltd.	1,041	$27,337

Canada (7.9%)
Financials (2.8%)
TMX Group Ltd.	654	48,572

Industrials (2.3%)
Ritchie Bros Auctioneers, Inc.	1,120	40,421

Materials (2.8%)
CCL Industries, Inc., Class B	977	48,857
		137,850
United States (87.4%)
COMMUNICATION SERVICES (1.5%)
Cable One, Inc.	22	26,770

CONSUMER DISCRETIONARY (13.4%)
Burlington Stores, Inc.(a)	370	66,878
Dunkin’ Brands Group, Inc.	439	35,190
PVH Corp.	372	33,078
Service Corp. International	1,202	55,460
Tiffany & Co.	464	43,579
		234,185
CONSUMER STAPLES (2.5%)
BJ’s Wholesale Club Holdings, Inc.(a)	1,871	44,081
ENERGY (0.5%)
Core Laboratories NV	175	8,780
FINANCIALS (9.0%)
Cboe Global Markets, Inc.	402	43,942
First Republic Bank	391	38,850
M&T Bank Corp.	231	37,942
SVB Financial Group(a)	159	36,883
		157,617
HEALTH CARE (10.8%)
Globus Medical, Inc., Class A(a)	994	45,307
Hologic, Inc.(a)	906	46,432
PRA Health Sciences, Inc.(a)	455	45,459
Teleflex, Inc.	153	51,980
		189,178
INDUSTRIALS (17.0%)
Allegion PLC	358	37,067
AO Smith Corp.	904	41,087
Beacon Roofing Supply, Inc.(a)	694	25,144

See accompanying Notes to Statements of Investments.

CH Robinson Worldwide, Inc.	457	$38,265
Kansas City Southern	481	59,519
Verisk Analytics, Inc.	413	62,660
Waste Connections, Inc.	378	34,292
		298,034
INFORMATION TECHNOLOGY (19.3%)
CDW Corp.	307	36,275
Envestnet, Inc.(a)	349	24,922
Evo Payments, Inc., Class A(a)	848	26,390
Fair Isaac Corp.(a)	127	44,122
FLIR Systems, Inc.	675	33,520
Genpact Ltd.	898	35,633
Global Payments, Inc.	105	17,632
Maxim Integrated Products, Inc.	569	33,679
NICE Ltd., ADR(a)	326	49,787
Pegasystems, Inc.	484	36,590
		338,550
MATERIALS (5.2%)
Axalta Coating Systems Ltd.(a)	1,510	44,741
International Flavors & Fragrances, Inc.	318	45,789
		90,530
REAL ESTATE (3.4%)
Alexandria Real Estate Equities, Inc., REIT	182	26,637
Digital Realty Trust, Inc., REIT	291	33,279
		59,916
UTILITIES (4.8%)
American Water Works Co., Inc.	453	51,995
CMS Energy Corp.	566	32,953
		84,948
		1,532,589
Total Common Stocks		1,697,776
SHORT-TERM INVESTMENT (2.5%)
United States (2.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(b)	44,519	44,519
Total Short-Term Investment		44,519
Total Investments (Cost $1,420,063) —99.4%		1,742,295
Other Assets in Excess of Liabilities—0.6%		10,586
Net Assets—100.0%		$1,752,881

(a)                                 Non-income producing security.

(b)                                 Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR                     American Depositary Receipt

PLC                        Public Limited Company

REIT                  Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.6%)
CANADA (4.6%)
Consumer Staples (2.5%)
Alimentation Couche-Tard, Inc. Class B	148,074	$9,076,517

Industrials (2.1%)
Ritchie Bros Auctioneers, Inc.	217,972	7,866,609
		16,943,126
UNITED STATES (93.0%)
COMMUNICATION SERVICES (5.7%)
Alphabet, Inc., Class A(a)	9,887	12,044,343
Comcast Corp., Class A	206,562	8,917,282
		20,961,625
CONSUMER DISCRETIONARY (13.3%)
Amazon.com, Inc.(a)	9,252	17,271,449
Burlington Stores, Inc.(a)(b)	59,099	10,682,144
Service Corp. International(b)	173,186	7,990,802
Starbucks Corp.	61,405	5,814,439
Tiffany & Co.(b)	79,369	7,454,337
		49,213,171
CONSUMER STAPLES (3.7%)
BJ’s Wholesale Club Holdings, Inc.(a)	277,567	6,539,478
Philip Morris International, Inc.	85,895	7,181,681
		13,721,159
ENERGY (4.6%)
ConocoPhillips	109,595	6,474,873
EOG Resources, Inc.	65,023	5,582,224
Schlumberger Ltd.	120,608	4,820,702
		16,877,799
FINANCIALS (10.1%)
Charles Schwab Corp. (The)	218,036	9,423,516
First Republic Bank(b)	96,168	9,555,252
Intercontinental Exchange, Inc.	127,328	11,187,038
M&T Bank Corp.	44,819	7,361,521
		37,527,327
Health Care (14.6%)
Baxter International, Inc.	134,102	11,260,545
Boston Scientific Corp.(a)	216,674	9,199,978
Globus Medical, Inc., Class A(a)	217,120	9,896,330
Horizon Therapeutics PLC(a)	152,151	3,787,038
PRA Health Sciences, Inc.(a)	97,923	9,783,487
UnitedHealth Group, Inc.	41,566	10,350,350
		54,277,728

See accompanying Notes to Statements of Investments.

INDUSTRIALS (7.2%)
Kansas City Southern(b)	77,302	$9,565,349
Raytheon Co.	40,144	7,317,850
Verisk Analytics, Inc.	65,425	9,926,281
		26,809,480
INFORMATION TECHNOLOGY (25.5%)
Adobe, Inc.(a)	25,595	7,649,322
CDW Corp.	68,530	8,097,505
Fair Isaac Corp.(a)	25,856	8,982,891
Manhattan Associates, Inc.(a)(b)	84,816	7,208,512
Microsoft Corp.	164,575	22,426,635
NICE Ltd., ADR(a)	54,003	8,247,338
Pegasystems, Inc.	97,394	7,362,986
Texas Instruments, Inc.(b)	63,876	7,985,139
Visa, Inc., Class A	94,219	16,770,982
		94,731,310
MATERIALS (3.5%)
Ecolab, Inc.	37,279	7,520,293
Sensient Technologies Corp.(b)	82,203	5,603,778
		13,124,071
Real Estate (2.2%)
Equinix, Inc., REIT	16,178	8,122,974

Utilities (2.6%)
NextEra Energy, Inc.	47,317	9,802,663
		345,169,307
Total Common Stocks		362,112,433

SHORT-TERM INVESTMENT (2.5%)
United States (2.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(c)	9,099,427	9,099,427
Total Short-Term Investment		9,099,427
Total Investments (Cost $292,333,360) —100.1%		371,211,860
Liabilities in Excess of Other Assets—(0.1)%		(231,333)
Net Assets—100.0%		$370,980,527

(a)                                 Non-income producing security.

(b)                                 All or a portion of the securities are on loan. The total value of all securities on loan is $53,137,951. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(c)                                  Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR                     American Depositary Receipt

PLC                        Public Limited Company

REIT                  Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.8%)
Canada (5.5%)
Financials (1.8%)
TMX Group Ltd.	235,620	$17,499,221

Industrials (3.7%)
Richelieu Hardware Ltd.	850,713	16,797,682
Ritchie Bros Auctioneers, Inc.	566,974	20,462,092
		37,259,774
		54,758,995
UNITED STATES (91.3%)
Communication Services (3.0%)
Bandwidth, Inc.(a), Class A	129,382	9,638,959
Meredith Corp.(b)	372,700	20,446,322
		30,085,281
Consumer Discretionary (11.1%)
Culp, Inc.	680,097	12,221,343
Dorman Products, Inc.(a)(b)	193,824	13,932,069
Fox Factory Holding Corp.(a)	277,812	22,247,185
G-III Apparel Group Ltd.(a)(b)	715,922	20,518,325
Helen of Troy Ltd.(a)(b)	131,312	19,470,943
LCI Industries(b)	236,068	21,630,911
		110,020,776
Consumer Staples (8.6%)
BJ’s Wholesale Club Holdings, Inc.(a)(b)	1,011,693	23,835,487
Cal-Maine Foods, Inc.(b)	295,426	11,749,092
J&J Snack Foods Corp.	107,017	19,888,040
MGP Ingredients, Inc.(b)	253,581	12,676,514
WD-40 Co.(b)	95,898	17,411,241
		85,560,374
Energy (0.9%)
Core Laboratories NV	182,455	9,153,767

Financials (10.9%)
AMERISAFE, Inc.	195,864	12,742,912
Boston Private Financial Holdings, Inc.	1,658,228	19,135,951
CenterState Bank Corp.	812,098	19,750,223
First Interstate BancSystem, Inc., Class A(b)	305,403	12,225,282
Glacier Bancorp, Inc.(b)	471,716	19,769,618
Univest Corp. of Pennsylvania	255,345	7,011,774
WSFS Financial Corp.	410,282	17,383,648
		108,019,408
Health Care (10.3%)
AMN Healthcare Services, Inc.(a)(b)	339,760	18,136,389
Emergent BioSolutions, Inc.(a)(b)	350,799	15,484,268

See accompanying Notes to Statements of Investments.

Globus Medical, Inc., Class A(a)	571,044	$26,028,186
Heska Corp.(a)(b)	190,259	15,247,356
Horizon Therapeutics PLC(a)	387,200	9,637,408
US Physical Therapy, Inc.(b)	137,468	17,744,369
		102,277,976
Industrials (15.8%)
Altra Industrial Motion Corp.	310,653	8,925,061
Casella Waste Systems, Inc., Class A(a)	589,527	25,703,377
Echo Global Logistics, Inc.(a)	1,097,107	23,105,073
Gibraltar Industries, Inc.(a)	540,655	22,404,743
Mercury Systems, Inc.(a)	208,422	16,990,562
RBC Bearings, Inc.(a)(b)	123,422	20,079,525
Saia, Inc.(a)(b)	271,183	20,691,263
Welbilt, Inc.(a)(b)	1,162,491	19,088,102
		156,987,706
Information Technology (19.3%)
Alarm.com Holdings, Inc.(a)(b)	274,104	13,680,531
Cabot Microelectronics Corp.	139,141	16,926,503
Envestnet, Inc.(a)(b)	140,742	10,050,386
Evo Payments, Inc., Class A(a)(b)	410,165	12,764,335
ExlService Holdings, Inc.(a)	276,230	19,001,862
Five9, Inc.(a)	343,951	16,980,861
Insight Enterprises, Inc.(a)	411,972	22,666,699
Manhattan Associates, Inc.(a)(b)	261,309	22,208,652
Paylocity Holding Corp.(a)	212,037	21,646,857
Pegasystems, Inc.	340,214	25,720,178
Rogers Corp.(a)	63,506	10,075,862
		191,722,726
Materials (8.4%)
Kaiser Aluminum Corp.	199,985	19,252,556
Neenah, Inc.	434,913	28,578,133
Quaker Chemical Corp.(b)	118,947	22,289,479
Sensient Technologies Corp.(b)	203,630	13,881,457
		84,001,625
Real Estate (3.0%)
Marcus & Millichap, Inc.(a)	627,284	20,825,829
Physicians Realty Trust, REIT(b)	513,873	8,843,754
		29,669,583
		907,499,222
Total Common Stocks		962,258,217

SHORT-TERM INVESTMENT (3.0%)
United States (3.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(c)	29,418,680	29,418,680
Total Short-Term Investment		29,418,680

See accompanying Notes to Statements of Investments.

Total Investments (Cost $933,745,756) —99.8%	991,676,897
Other Assets in Excess of Liabilities—0.2%	2,141,545
Net Assets—100.0%	$993,818,442

(a)                                 Non-income producing security.

(b)                                 All or a portion of the securities are on loan. The total value of all securities on loan is $209,999,847. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(c)                                  Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

PLC                        Public Limited Company

REIT                  Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (22.0%)
BAHRAIN (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Oil and Gas Holding Co. BSCC (USD), 7.63%, 11/07/2024 (a)	$200,000	$223,675

BRAZIL (0.5%)
Engineering & Construction (0.0%)
OAS Restructuring BVI Ltd., PIK (BRL), 5.00%, 03/31/2035 (b)	79,089	—

Paper & Forest Products (0.5%)
Suzano Austria GmbH (USD), 7.00%, 03/16/2047 (a)	200,000	231,700
		231,700
CHILE (0.9%)
Airlines (0.2%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029 (b)(c)	97,405	98,418

Electric Utilities (0.7%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029 (a)(b)(c)	347,800	365,504
		463,922
CHINA (0.9%)
Real Estate (0.9%)
Country Garden Holdings Co. Ltd. (USD), 5.13%, 01/17/2025 (a)	450,000	438,727

COLOMBIA (0.8%)
Commercial Banks (0.8%)
Bancolombia SA, (fixed rate to 10/18/2027, variable thereafter) (USD), 4.88%, 10/18/2027 (d)	400,000	409,004

GEORGIA (0.9%)
Energy Equipment & Services (0.4%)
Georgian Oil and Gas Corp. JSC (USD), 6.75%, 04/26/2021 (a)(c)	200,000	208,088

Transportation (0.5%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	200,000	219,484
		427,572
INDIA (1.9%)
Commercial Banks (0.7%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)(c)	10,000,000	146,681
State Bank of India (USD), 4.50%, 09/28/2023 (a)	200,000	210,935
		357,616
Electric Utilities (0.3%)
NTPC Ltd. (INR), 7.25%, 05/03/2022 (a)(c)	10,000,000	144,239

Sovereign Agency (0.9%)
National Highways Authority of India (INR), 7.30%, 05/18/2022 (a)(c)	30,000,000	431,095
		932,950

See accompanying Notes to Statements of Investments.

INDONESIA (1.8%)
Electric Utilities (0.6%)
Perusahaan Listrik Negara PT (USD), 6.25%, 01/25/2049 (a)	$240,000	$294,645

Oil, Gas & Consumable Fuels (1.2%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	490,000	573,242
		867,887
KAZAKHSTAN (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(b)	200,000	204,552

MALAYSIA (0.9%)
Electric Utilities (0.5%)
TNB Global Ventures Capital Bhd (USD), 4.85%, 11/01/2028 (a)	200,000	221,373

Lodging (0.4%)
Gohl Capital Ltd. (USD), 4.25%, 01/24/2027 (a)	200,000	208,049
		429,422
MEXICO (3.4%)
Oil, Gas & Consumable Fuels (3.0%)
Petroleos Mexicanos
(USD), 6.10%, 03/11/2022 (d)	100,000	101,000
(USD), 6.50%, 03/13/2027	1,370,000	1,358,629
		1,459,629
Real Estate Investment Trust (REIT) Funds (0.4%)
Trust F/1401 (USD), 6.39%, 01/15/2050 (a)	220,000	225,225
		1,684,854
MOROCCO (0.5%)
Chemicals (0.5%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	239,952

NIGERIA (0.4%)
Engineering & Construction (0.4%)
IHS Netherlands Holdco BV (USD), 9.50%, 10/27/2021 (a)	200,000	206,760

PANAMA (0.4%)
Commercial Banks (0.4%)
Global Bank Corp., (fixed rate to 01/16/2029, variable rate thereafter) (USD), 5.25%, 04/16/2029 (a)	198,000	209,138

PERU (0.4%)
Metals & Mining (0.4%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	210,252

RUSSIA (0.9%)
Diversified Financial Services (0.4%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	200,000	207,626

Oil, Gas & Consumable Fuels (0.5%)
Gazprom Neft OAO Via GPN Capital SA (USD), 4.38%, 09/19/2022 (a)	215,000	220,999
		428,625

See accompanying Notes to Statements of Investments.

SAUDI ARABIA (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Saudi Arabian Oil Co. (USD), 4.25%, 04/16/2039 (a)	$860,000	$895,117

SINGAPORE (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Puma International Financing SA (USD), 5.00%, 01/24/2026 (a)	200,000	188,495

SOUTH AFRICA (0.4%)
Diversified Telecommunication Services (0.4%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	200,000	201,272

THAILAND (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Thaioil Treasury Center Co. Ltd. (USD), 4.63%, 11/20/2028 (a)	200,000	220,720

UKRAINE (0.4%)
Iron/Steel (0.4%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	212,600

UNITED ARAB EMIRATES (2.2%)
Airlines (0.4%)
Zahidi Ltd. (USD), 4.50%, 03/22/2028 (a)(b)	221,692	225,292

Diversified Financial Services (0.9%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	415,000	431,857

Energy Equipment & Services (0.5%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(b)	200,000	225,750

Real Estate (0.4%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(e)	200,000	200,404
		1,083,303
VENEZUELA (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Petroleos de Venezuela SA
(USD), 0.00%, 05/16/2024 (b)(c)	1,140,000	159,600
(USD), 0.00%, 11/15/2026 (b)(c)	525,236	73,533
		233,133
ZAMBIA (0.4%)
Metals & Mining (0.4%)
First Quantum Minerals Ltd. (USD), 7.50%, 04/01/2025 (a)	200,000	195,750
Total Corporate Bonds		10,839,382
GOVERNMENT BONDS (74.0%)
ANGOLA (1.5%)
Angolan Government International Bond
(USD), 9.50%, 11/12/2025 (a)	220,000	254,650
(USD), 8.25%, 05/09/2028 (a)	200,000	212,635

See accompanying Notes to Statements of Investments.

(USD), 9.38%, 05/08/2048 (a)	$240,000	$264,780
		732,065
ARGENTINA (2.9%)
Argentine Republic Government International Bond
(USD), 5.63%, 01/26/2022	160,000	137,760
(USD), 7.50%, 04/22/2026	1,185,000	1,013,175
(EUR), 7.82%, 12/31/2033 (b)	275,221	258,567
(USD), 0.00%, 12/15/2035 (d)	600,000	23,406
		1,432,908
ARMENIA (0.5%)
Republic of Armenia International Bond (USD), 7.15%, 03/26/2025 (a)	200,000	230,837

BAHAMAS (1.9%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)(b)	832,000	915,208

BAHRAIN (0.5%)
Bahrain Government International Bond (USD), 7.00%, 10/12/2028 (a)	200,000	226,000

BELIZE (0.5%)
Belize Government International Bond (USD), 4.94%, 02/20/2034 (a)(b)(c)(f)	440,000	268,950

BRAZIL (2.5%)
Brazil Notas do Tesouro Nacional, Series B (BRL), 6.00%, 08/15/2024 (g)	1,250,000	1,235,442

COSTA RICA (1.1%)
Costa Rica Government International Bond
(USD), 4.25%, 01/26/2023 (a)	340,000	337,028
(USD), 7.16%, 03/12/2045 (a)	200,000	206,752
		543,780
DOMINICAN REPUBLIC (3.9%)
Dominican Republic International Bond
(USD), 6.88%, 01/29/2026 (a)	770,000	874,920
(USD), 6.85%, 01/27/2045 (a)	960,000	1,071,610
		1,946,530
ECUADOR (3.4%)
Ecuador Government International Bond
(USD), 10.75%, 03/28/2022 (a)	420,000	464,629
(USD), 8.75%, 06/02/2023 (a)	910,000	979,615
(USD), 10.75%, 01/31/2029 (a)	200,000	224,000
		1,668,244
EGYPT (4.0%)
Egypt Government International Bond
(USD), 7.60%, 03/01/2029 (a)	830,000	888,615
(EUR), 5.63%, 04/16/2030 (a)	350,000	394,516
(USD), 8.50%, 01/31/2047 (a)	200,000	218,040
(USD), 7.90%, 02/21/2048 (a)	250,000	259,562
(USD), 8.70%, 03/01/2049 (a)	200,000	218,500
		1,979,233
EL SALVADOR (2.6%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	850,000	873,375
(USD), 8.63%, 02/28/2029 (a)	300,000	351,003

See accompanying Notes to Statements of Investments.

(USD), 8.25%, 04/10/2032 (a)	$48,000	$54,720
		1,279,098
GABON (1.3%)
Gabon Government International Bond (USD), 6.38%, 12/12/2024 (a)(b)	640,000	635,200

GEORGIA (1.3%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	600,000	631,553

GHANA (2.1%)
Ghana Government International Bond
(USD), 8.13%, 01/18/2026 (a)(b)	400,000	431,209
(USD), 8.63%, 06/16/2049 (a)(b)	610,000	618,224
		1,049,433
INDONESIA (6.5%)
Indonesia Government International Bond
(USD), 5.88%, 01/15/2024 (a)	1,000,000	1,126,864
(USD), 6.63%, 02/17/2037 (a)	500,000	656,618
Indonesia Treasury Bond
Series FR68 (IDR), 8.38%, 03/15/2034	5,600,000,000	424,417
Series FR75 (IDR), 7.50%, 05/15/2038	3,000,000,000	208,774
(IDR), 8.38%, 04/15/2039	4,800,000,000	360,358
Perusahaan Penerbit SBSN Indonesia III
(USD), 3.40%, 03/29/2022 (a)	200,000	203,412
(USD), 4.35%, 09/10/2024 (a)	200,000	212,404
		3,192,847
IRAQ (1.0%)
Iraq International Bond (USD), 6.75%, 03/09/2023 (a)	470,000	486,506

IVORY COAST (1.9%)
Ivory Coast Government International Bond
(EUR), 5.25%, 03/22/2030 (a)(b)	680,000	759,174
(USD), 5.75%, 12/31/2032 (a)(b)(f)	176,000	172,295
		931,469
LEBANON (0.4%)
Lebanon Government International Bond (USD), 6.10%, 10/04/2022 (a)	245,000	207,331

MEXICO (3.1%)
Mexican Bonos
(MXN), 10.00%, 12/05/2024	6,250,000	364,738
Series M (MXN), 5.75%, 03/05/2026	14,500,000	692,459
(MXN), 8.50%, 11/18/2038	8,000,000	443,834
Mexico Government International Bond (USD), 6.05%, 01/11/2040	40,000	47,950
		1,548,981
MOROCCO (0.4%)
Morocco Government International Bond (USD), 4.25%, 12/11/2022 (a)	200,000	208,500

NIGERIA (2.6%)
Nigeria Government International Bond
(USD), 6.50%, 11/28/2027 (a)	860,000	879,728
(USD), 7.63%, 11/28/2047 (a)	420,000	422,344
		1,302,072

See accompanying Notes to Statements of Investments.

PAPUA N.GUINEA (0.4%)
Papua New Guinea Government International Bond (USD), 8.38%, 10/04/2028 (a)	$200,000	$216,000

PARAGUAY (1.0%)
Paraguay Government International Bond (USD), 6.10%, 08/11/2044 (a)	400,000	483,004

QATAR (3.6%)
Qatar Government International Bond
(USD), 3.88%, 04/23/2023 (a)	240,000	252,900
(USD), 5.10%, 04/23/2048 (a)	600,000	721,072
(USD), 4.82%, 03/14/2049 (a)	675,000	781,312
		1,755,284
RWANDA (1.0%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	450,000	479,538

SAUDI ARABIA (3.1%)
Saudi Government International Bond
(USD), 4.50%, 04/17/2030 (a)	950,000	1,056,875
(USD), 5.00%, 04/17/2049 (a)	430,000	487,838
		1,544,713
SENEGAL (1.4%)
Senegal Government International Bond
(USD), 6.25%, 07/30/2024 (a)	400,000	435,776
(EUR), 4.75%, 03/13/2028 (a)(b)	200,000	231,037
		666,813
SERBIA (2.1%)
Serbia International Bond
(USD), 7.25%, 09/28/2021 (a)	670,000	732,094
(EUR), 1.50%, 06/26/2029 (a)	252,000	280,811
		1,012,905
SOUTH AFRICA (1.7%)
Republic of South Africa Government International Bond (USD), 4.67%, 01/17/2024	800,000	826,752

SRI LANKA (1.9%)
Sri Lanka Government International Bond
(USD), 6.25%, 10/04/2020 (a)	100,000	101,400
(USD), 7.55%, 03/28/2030 (a)	840,000	854,654
		956,054
TANZANIA (0.1%)
Tanzania Government International Bond (USD), 6M USD LIBOR + 6.000%, 8.69%, 03/09/2020 (a)(b)(d)	44,445	45,089

TUNISIA (2.1%)
Banque Centrale de Tunisie International Bond
(EUR), 6.75%, 10/31/2023 (a)	550,000	627,177
(EUR), 6.38%, 07/15/2026 (a)	369,000	408,614
		1,035,791
TURKEY (2.3%)
Turkey Government International Bond
(USD), 7.38%, 02/05/2025	270,000	283,695
(USD), 4.88%, 10/09/2026	750,000	684,375

See accompanying Notes to Statements of Investments.

(USD), 8.00%, 02/14/2034	$142,000	$153,149
		1,121,219
UKRAINE (4.0%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2021 (a)	100,000	104,652
(USD), 7.75%, 09/01/2024 (a)	1,300,000	1,387,025
(EUR), 6.75%, 06/20/2026 (a)	300,000	361,092
(USD), 7.75%, 09/01/2026 (a)	110,000	116,160
		1,968,929
UNITED ARAB EMIRATES (1.4%)
Sharjah Sukuk Program Ltd. (USD), 4.23%, 03/14/2028 (a)	645,000	682,008

URUGUAY (1.5%)
Uruguay Government International Bond
(UYU), 4.38%, 12/15/2028 (b)(g)	16,432,464	517,778
(USD), 5.10%, 06/18/2050 (b)	200,000	229,500
		747,278
UZBEKISTAN (0.4%)
Republic of Uzbekistan Bond (USD), 5.38%, 02/20/2029 (a)	200,000	213,754

VENEZUELA (0.1%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (c)(h)	165,000	25,163
Total Government Bonds		36,432,481

WARRANTS (0.0%)
BRAZIL (0.0%)
OAS S.A.(i)	29,232	—
Total Warrants		—

SHORT-TERM INVESTMENT (12.2%)
UNITED STATES (12.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(j)	5,992,868	5,992,868
Total Short-Term Investment		5,992,868
Total Investments (Cost $52,482,837) —108.2%		53,264,731
Liabilities in Excess of Other Assets—(8.2)%		(4,025,058)
Net Assets—100.0%		$49,239,673

(a)                                 Denotes a security issued under Regulation S or Rule 144A.

(b)                                 Sinkable security.

(c)                                  Illiquid security.

(d)                                 Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)                                  Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(f)                                   Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(g)                                  Inflation linked security.

(h)                                 Security is in default.

See accompanying Notes to Statements of Investments.

(i)                                     Non-income producing security.

(j)                                    Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ARS                       Argentine Peso

BRL                      Brazilian Real

EUR                      Euro Currency

IDR                         Indonesian Rupiah

INR                         Indian Rupee

MXN                  Mexican Peso

PIK                           Payment In Kind

PLC                        Public Limited Company

USD                       U.S. Dollar

UYU                     Uruguayan Peso

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
Argentine Peso/United States Dollar
08/22/2019	Barclays Bank plc	ARS	1,682,000	USD	36,328	$37,311	$983
Indian Rupee/United States Dollar
08/22/2019	Barclays Bank plc	INR	24,279,000	USD	343,530	351,189	7,659
						$388,500	$8,642

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/22/2019	UBS	USD	175,278	BRL	711,000	$186,081	$(10,803)
United States Dollar/Euro
10/10/2019	Barclays Bank plc	USD	125,628	EUR	112,000	124,670	958
10/10/2019	Deutsche Bank	USD	2,029,442	EUR	1,789,000	1,991,376	38,066
10/10/2019	Morgan Stanley & Co.	USD	123,755	EUR	110,000	122,443	1,312
10/10/2019	UBS	USD	523,781	EUR	462,000	514,263	9,518
United States Dollar/Indian Rupee
08/22/2019	UBS	USD	218,898	INR	15,591,000	225,520	(6,622)
United States Dollar/Mexican Peso
10/10/2019	Morgan Stanley & Co.	USD	1,346,487	MXN	26,000,000	1,341,598	4,889
						$4,505,951	$37,318

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

	Shares or Principal Amount	Value (US$)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
UNITED STATES (1.3%)
JP Morgan Mortgage Trust 2018-6, Series 2018-6, Class 1A3 (USD), 3.50%, 12/25/2048 (a)(b)	$73,270	$74,186
JP Morgan Mortgage Trust 2018-9, Series 2018-9, Class A3 (USD), 4.00%, 02/25/2049 (a)(b)	20,511	21,009
Sequoia Mortgage Trust, Series 2018-6, Class A4 (USD), 4.00%, 07/25/2048 (a)(b)	72,737	73,801
		168,996
Total Commercial Mortgage-Backed Securities		168,996

CORPORATE BONDS (92.8%)
ARGENTINA (0.2%)
Diversified Telecommunication Services (0.2%)
Telecom Argentina SA (USD), 6.50%, 08/30/2019 (a)(c)	30,000	29,850

BELGIUM (1.0%)
Beverages (1.0%)
Anheuser-Busch InBev SA (GBP), 9.75%, 07/30/2024 (a)	75,000	128,605

BRAZIL (0.8%)
Chemicals (0.8%)
Braskem Finance Ltd. (USD), 7.00%, 05/07/2020 (a)	100,000	103,030

CANADA (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Cenovus Energy, Inc. (USD), 3.00%, 05/15/2022 (c)	137,000	137,123

CHINA (1.4%)
Chemicals (1.4%)
CNAC HK Finbridge Co. Ltd. (EUR), 1.75%, 06/14/2022 (a)	150,000	171,613

FINLAND (1.6%)
Commercial Banks (1.6%)
Nordea Bank AB, (fixed rate to 09/23/2019, variable rate thereafter) (USD), 5.50%, 09/23/2019 (a)(d)	200,000	200,500

FRANCE (3.6%)
Auto Manufacturers (0.3%)
RCI Banque SA (EUR), 0.75%, 06/26/2022 (a)(c)	30,000	33,823

Commercial Banks (1.8%)
Credit Agricole SA, (fixed rate to 10/26/2019, variable rate thereafter) (GBP), 8.13%, 10/26/2019 (a)(d)	50,000	61,601
Societe Generale SA, (fixed rate to 09/04/2019, variable rate thereafter) (EUR), 9.38%, 09/04/2019 (a)(d)	150,000	167,375
		228,976
Insurance (1.5%)
AXA SA, (fixed rate to 10/16/2019, variable rate thereafter) (GBP), 6.77%, 10/16/2019 (d)	50,000	61,182

See accompanying Notes to Schedule of Investments.

CNP Assurances, (fixed rate to 09/30/2021,variable rate thereafter) (GBP), 7.38%, 09/30/2041 (a)	$100,000	$134,815
		195,997
		458,796
GERMANY (5.5%)
Auto Manufacturers (2.0%)
Volkswagen Group of America Finance LLC (USD), 4.00%, 11/12/2021 (a)	200,000	206,199
Volkswagen International Finance, (fixed rate to 09/04/2023, variable rate thereafter) (EUR), 5.13%, 09/04/2023 (a)(d)	40,000	49,340
		255,539
Auto Parts & Equipment (1.2%)
ZF North America Capital, Inc. (USD), 4.00%, 04/29/2020 (a)	150,000	150,666

Commercial Banks (1.4%)
Deutsche Bank AG
(USD), 4.25%, 10/14/2021	50,000	50,536
(GBP), 1.75%, 12/16/2021 (a)	100,000	120,803
		171,339
Media (0.9%)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (EUR), 4.00%, 01/15/2020 (a)(c)	100,000	114,753
		692,297
ICELAND (0.9%)
Commercial Banks (0.9%)
Arion Banki HF (EUR), 1.00%, 03/20/2023 (a)	100,000	111,169

INDIA (1.6%)
Commercial Banks (1.6%)
ICICI Bank Ltd. (USD), 5.75%, 11/16/2020 (a)	200,000	206,897

INDONESIA (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Pertamina Persero PT (USD), 5.25%, 05/23/2021 (a)	200,000	209,002

ISRAEL (0.3%)
Pharmaceutical (0.3%)
Teva Pharmaceutical Finance IV BV (USD), 3.65%, 11/10/2021	40,000	38,100

ITALY (3.3%)
Commercial Banks (2.4%)
Intesa Sanpaolo SpA (USD), 6.50%, 02/24/2021 (a)	120,000	125,820
Intesa Sanpaolo SpA, (fixed rate to 10/14/2019, variable rate thereafter) (EUR), 8.38%, 10/14/2019 (a)(d)	50,000	56,166
UniCredit SpA, (fixed rate to 01/03/2022 variable rate thereafter) (EUR), 4.38%, 01/03/2027 (a)	100,000	118,685
		300,671
Diversified Financial Services (0.9%)
FCA Bank SpA (EUR), 1.00%, 11/15/2021 (a)	100,000	113,222
		413,893

See accompanying Notes to Schedule of Investments.

LUXEMBOURG (2.8%)
Iron/Steel (1.0%)
ArcelorMittal (EUR), 3.13%, 01/14/2022 (a)	$100,000	$118,914

Real Estate Investment Trust (REIT) Funds (1.8%)
SELP Finance Sarl (EUR), 1.25%, 07/25/2023 (a)(c)	200,000	231,141
		350,055
MEXICO (4.1%)
Chemicals (1.6%)
Mexichem SAB de CV (USD), 4.88%, 09/19/2022 (a)	200,000	209,702

Diversified Telecommunication Services (0.8%)
America Movil SAB de CV (USD), 5.00%, 03/30/2020	100,000	101,587

Holding Companies-Diversified Operations (1.7%)
Alfa SAB de CV (USD), 5.25%, 12/25/2023 (a)(c)	200,000	214,252
		525,541
NETHERLANDS (0.9%)
Real Estate (0.9%)
Vesteda Finance BV (EUR), 2.50%, 07/27/2022 (a)(c)	100,000	119,058

SAUDI ARABIA (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Saudi Arabian Oil Co. (USD), 2.75%, 04/16/2022 (a)	200,000	201,097

SINGAPORE (1.6%)
Commercial Banks (1.6%)
DBS Group Holdings Ltd. (USD), 2.85%, 04/16/2022 (a)	200,000	202,008

SPAIN (0.9%)
Diversified Telecommunication Services (0.9%)
Telefonica Europe BV, (fixed rate to 09/04/2023, variable rate thereafter) (EUR), 3.00%, 09/04/2023 (a)(d)	100,000	113,052

SWITZERLAND (4.1%)
Commercial Banks (2.5%)
UBS AG, (fixed rate to 02/12/2021 variable rate thereafter) (EUR), 4.75%, 02/12/2026 (a)(c)	100,000	117,787
UBS Group Funding Switzerland AG, (fixed rate to 2/19/2020, variable rate thereafter) (USD), 7.13%, 02/19/2020 (a)(d)	200,000	202,515
		320,302
Insurance (0.6%)
Zurich Finance UK PLC, (fixed rate to10/02/2022, variable rate thereafter) (GBP), 6.63%, 10/02/2022 (a)(d)	57,000	77,848

Metals & Mining (1.0%)
Glencore Canada Financial Corp. (GBP), 7.38%, 05/27/2020 (a)	100,000	127,728
		525,878

See accompanying Notes to Schedule of Investments.

UNITED ARAB EMIRATES (0.9%)
Diversified Telecommunication Services (0.9%)
Emirates Telecommunications Group Co. PJSC (EUR), 1.75%, 06/18/2021 (a)	$100,000	$114,448

UNITED KINGDOM (10.2%)
Commercial Banks (6.5%)
Bank of Scotland PLC, Series B, (fixed rate to 05/31/2026, variable rate thereafter) (GBP), 7.28%, 05/31/2026 (d)	72,000	107,235
Barclays PLC, (fixed rate to 11/11/2020, variable rate thereafter) (EUR), 2.63%, 11/11/2025 (a)	100,000	112,324
CYBG PLC, (fixed rate to 02/08/2021, variable thereafter) (GBP), 5.00%, 02/08/2026 (a)	100,000	122,039
HSBC Holdings PLC, (fixed rate to 06/27/2022, variable rate thereafter) (GBP), 2.18%, 06/27/2023	100,000	123,843
National Westminster Bank PLC (GBP), 6.50%, 09/07/2021 (a)	80,000	107,138
Royal Bank of Scotland Group PLC (USD), 6.10%, 06/10/2023	35,000	37,652
Royal Bank of Scotland Group PLC, (fixed rate to 08/15/2021, variable rate thereafter) (USD), 8.63%, 08/15/2021 (d)	200,000	212,750
		822,981
Electric Utilities (1.0%)
SSE PLC, (fixed rate to 09/10/20, variable rate thereafter) (GBP), 3.88%, 09/10/2020 (a)(d)	100,000	123,280

Food Products (0.4%)
Tesco PLC (GBP), 5.50%, 12/13/2019	37,000	45,665

Insurance (0.9%)
Aviva PLC, (fixed rate to 11/21/2019, variable rate thereafter) (GBP), 6.88%, 11/21/2019 (d)	40,000	49,155
Legal & General Group PLC, (fixed rate to 07/23/2021, variable rate thereafter) (GBP), 10.00%, 07/23/2041 (a)	50,000	70,602
		119,757
Paper & Forest Products (0.9%)
Mondi Finance PLC (EUR), 3.38%, 09/28/2020 (a)	100,000	115,125

Real Estate (0.5%)
Lendlease Europe Finance PLC (GBP), 6.13%, 10/12/2021 (a)	50,000	66,205
		1,293,013
UNITED STATES (42.8%)
Advertising (0.4%)
Interpublic Group of Cos., Inc. (USD), 3.50%, 10/01/2020	51,000	51,584

Airlines (0.4%)
Delta Air Lines, Inc. (USD), 3.40%, 04/19/2021	50,000	50,501

Auto Manufacturers (3.4%)
Ford Motor Credit Co. LLC (USD), 5.75%, 02/01/2021	200,000	207,797
General Motors Financial Co., Inc. (USD), 3M USD LIBOR + 0.540%, 3.11%, 11/06/2020 (b)	154,000	153,544
General Motors Financial of Canada Ltd. (CAD), 3.00%, 02/26/2021	100,000	76,358
		437,699
Beverages (1.6%)
Keurig Dr Pepper, Inc.
(USD), 3.55%, 05/25/2021	100,000	101,851

See accompanying Notes to Schedule of Investments.

(USD), 4.06%, 04/25/2023 (c)	$25,000	$26,251
Molson Coors International LP, Series 2 (CAD), 2.75%, 08/18/2020 (c)	100,000	75,912
		204,014
Chemicals (0.6%)
Blue Cube Spinco LLC (USD), 9.75%, 10/15/2020 (c)	70,000	77,000

COMMERCIAL BANKS (2.9%)
Bank of America Corp. (USD), 3M USD LIBOR + 1.180%, 3.46%, 10/21/2021 (b)(c)	120,000	121,640
BB&T Corp. (USD), 3.05%, 05/20/2022 (c)	78,000	79,412
JPMorgan Chase & Co., (fixed rate to 04/25/2022, variable rate thereafter) (USD), 2.78%, 04/25/2023	160,000	160,921
		361,973
Commercial Services & Supplies (0.1%)
Graham Holdings Co. (USD), 5.75%, 06/01/2021 (a)(c)	7,000	7,456

Diversified Financial Services (1.3%)
AIG Global Funding (USD), 2.30%, 07/01/2022 (a)	25,000	24,886
SLM Student Loan Trust 2003-10 (GBP), 3M GBP LIBOR + 0.550%, 1.34%, 09/15/2019 (a)(b)(c)	100,000	114,844
Synchrony Financial (USD), 2.85%, 06/25/2022 (c)	24,000	24,011
		163,741
Diversified Telecommunication Services (0.9%)
AT&T, Inc., FRN (EUR), 0.53%, 09/05/2023 (b)	100,000	112,280

Electric Utilities (3.2%)
Dominion Energy, Inc. (USD), 2.72%, 08/15/2021 (e)	144,000	144,227
DTE Energy Co., Series B (USD), 2.60%, 06/15/2022	50,000	50,105
Exelon Corp. (USD), 3.50%, 05/01/2022 (c)	69,000	70,644
Sempra Energy
FRN (USD), 2.80%, 09/03/2019 (b)(c)	100,000	99,810
(USD), 2.40%, 02/01/2020	41,000	40,958
		405,744
Energy Equipment & Services (7.7%)
Energy Transfer Operating LP (USD), 5.20%, 11/01/2021 (c)	150,000	158,734
Energy Transfer Operating LP (USD), 7.50%, 10/15/2020	150,000	158,415
Kinder Morgan Energy Partners LP (USD), 3.50%, 10/01/2021 (c)	87,000	88,212
MPLX LP
(USD), 3.38%, 02/15/2023 (c)	100,000	102,371
(USD), 4.50%, 04/15/2023 (c)	55,000	58,306
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 03/01/2022 (c)	150,000	153,261
Sabine Pass Liquefaction LLC (USD), 6.25%, 12/15/2021 (c)	150,000	162,001
Western Midstream Operating LP (USD), 4.00%, 04/01/2022 (c)	50,000	50,890
Williams Cos. Inc. (The) (USD), 3.60%, 01/15/2022 (c)	50,000	51,217
		983,407
Health Care Equipment & Supplies (1.4%)
Thermo Fisher Scientific, Inc. (EUR), 2.15%, 04/21/2022 (c)	150,000	176,829

Healthcare Products (1.7%)
Medtronic Global Holdings SCA
(EUR), 0.00%, 03/07/2021 (f)	100,000	110,978
(EUR), 0.00%, 11/02/2022 (c)	100,000	111,312
		222,290

See accompanying Notes to Schedule of Investments.

Healthcare Providers & Services (1.3%)
Centene Corp. (USD), 5.63%, 09/03/2019 (c)	$70,000	$70,996
HCA, Inc. (USD), 5.25%, 04/15/2025	50,000	55,104
Tenet Healthcare Corp. (USD), 4.38%, 10/01/2021	35,000	35,656
		161,756
Home Builders (1.4%)
Lennar Corp.
(USD), 2.95%, 09/29/2020 (c)	100,000	100,000
(USD), 4.75%, 02/01/2021 (c)	80,000	81,800
		181,800
Lodging (0.3%)
MGM Resorts International (USD), 6.63%, 12/15/2021	30,000	32,478

Media (4.0%)
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.13%, 09/03/2019 (c)	90,000	91,350
Charter Communications Operating LLC / Charter Communications Operating Capital (USD), 4.46%, 05/23/2022 (c)	150,000	157,084
CSC Holdings LLC (USD), 10.88%, 10/15/2020 (a)(c)	200,000	227,814
TWDC Enterprises 18 Corp. (USD), 7.55%, 07/15/2023 (c)	25,000	29,772
		506,020
Oil & Gas Services (0.8%)
Halliburton Co. (USD), 3.50%, 05/01/2023 (c)	98,000	101,385

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp. (USD), 4.85%, 02/15/2021 (c)	112,000	115,502
Continental Resources, Inc.
(USD), 5.00%, 09/03/2019 (c)	100,000	100,640
(USD), 4.50%, 01/15/2023 (c)	30,000	31,311
		247,453
Packaging & Containers (0.8%)
Ball Corp.
(USD), 4.38%, 12/15/2020	70,000	71,313
(USD), 5.00%, 03/15/2022	28,000	29,324
		100,637
Pharmaceutical (5.1%)
Bristol-Myers Squibb Co. (USD), 2.60%, 05/16/2022 (a)	200,000	201,897
Cigna Corp. (USD), 3.75%, 06/15/2023 (a)(c)	70,000	72,704
CVS Health Corp. (USD), 3.17%, 03/09/2021 (b)	50,000	50,220
Express Scripts Holding Co. (USD), 3M USD LIBOR + 0.750%, 3.27%, 08/16/2019 (b)(c)	150,000	150,035
Mylan (USD), 3.75%, 11/15/2020 (c)	35,000	35,551
Shire Acquisitions Investments Ireland DAC (USD), 1.90%, 09/23/2019	140,000	139,888
		650,295
Retail (0.4%)
Dollar Tree, Inc. (USD), 3.70%, 04/15/2023 (c)	48,000	49,494

Transportation (1.2%)
Penske Truck Leasing Co. LP / PTL Finance Corp. (USD), 3.38%, 12/01/2021 (a)(c)	150,000	152,779
		5,438,615
Total Corporate Bonds		11,783,640

See accompanying Notes to Schedule of Investments.

GOVERNMENT BONDS (1.6%)
INDIA (1.6%)
Export-Import Bank of India (USD), 2.75%, 04/01/2020 (a)	$200,000	$200,004
Total Government Bonds		200,004

SHORT-TERM INVESTMENT (0.5%)
UNITED STATES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(g)	61,843	61,843
Total Short-Term Investment		61,843
Total Investments (Cost $12,310,310) —96.2%		12,214,483
Other Assets in Excess of Liabilities—3.8%		481,698
Net Assets—100.0%		$12,696,181

(a)                                 Denotes a security issued under Regulation S or Rule 144A.

(b)                                 Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)                                  The maturity date presented for these instruments represents the next call/put date.

(d)                                 Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)                                  Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(f)                                   Issued with a zero coupon.

(g)                                  Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

AUD                     Australian Dollar

BRL                      Brazilian Real

CAD                     Canadian Dollar

CHF                      Swiss Franc

CZK                      Czech Koruna

EUR                      Euro Currency

GBP                       British Pound Sterling

ILS                            Israeli Shekel

INR                         Indian Rupee

JPY                           Japanese Yen

KRW                  South Korean Won

MXN                  Mexican Peso

NOK                     Norwegian Krone

NZD                      New Zealand Dollar

PLC                        Public Limited Company

SEK                        Swedish Krona

USD                       U.S. Dollar

ZAR                      South African Rand

See accompanying Notes to Schedule of Investments.

At July 31, 2019, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
90 Day Euro Future	46	12/14/2020	$11,278,563	$11,301,050	$22,487
United States Treasury Note 10%—Ultra Long	13	09/19/2019	1,764,945	1,791,969	27,024
United States Treasury Note 6%—5 year	19	09/30/2019	2,242,265	2,233,539	(8,726)
					$40,785
SHORT CONTRACT POSITIONS
90 Day Euro Future	(14)	09/16/2019	$(3,426,462)	$(3,422,475)	$3,987
Australian 10 Year Bond	(9)	09/16/2019	(880,832)	(893,789)	(12,957)
Euro Bobl Futures	(5)	09/06/2019	(740,970)	(747,225)	(6,255)
Euro BTP Futures	(6)	09/06/2019	(850,575)	(928,619)	(78,044)
Euro Bund Futures	(2)	09/06/2019	(385,989)	(387,605)	(1,616)
Euro OAT Futures	(2)	09/06/2019	(358,225)	(370,247)	(12,022)
Euro Schatz Futures	(9)	09/06/2019	(1,117,318)	(1,119,095)	(1,777)
Long Gilt Futures	(2)	09/26/2019	(313,605)	(323,069)	(9,464)
United States Treasury Note 6%-Long Bond	(1)	09/19/2019	(155,904)	(155,594)	310
United States Treasury Note 6%-Ultra Bond	(3)	09/19/2019	(530,680)	(532,687)	(2,007)
United States Treasury Note 6%—2 year	(19)	09/30/2019	(4,063,885)	(4,073,719)	(9,834)
United States Treasury Note 6%—5 year	(9)	09/30/2019	(1,052,854)	(1,057,992)	(5,138)
					$(134,817)
					$(94,032)

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/22/2019	Citibank	AUD	197,000	USD	135,816	$134,816	$(1,000)
Brazilian Real/United States Dollar
08/22/2019	Citibank	BRL	272,000	USD	66,348	71,187	4,839
08/22/2019	UBS	BRL	374,000	USD	94,780	97,882	3,102
British Pound/United States Dollar
08/22/2019	Citibank	GBP	8,000	USD	10,179	9,738	(441)
08/22/2019	UBS	GBP	107,000	USD	139,191	130,243	(8,948)
10/10/2019	Citibank	GBP	111,000	USD	139,370	135,437	(3,933)
10/10/2019	Royal Bank of Canada	GBP	83,000	USD	103,915	101,273	(2,642)
Canadian Dollar/United States Dollar
08/22/2019	Citibank	CAD	20,000	USD	15,212	15,160	(52)
08/22/2019	Deutsche Bank	CAD	102,000	USD	76,806	77,317	511
08/22/2019	Royal Bank of Canada	CAD	386,000	USD	292,211	292,592	381
10/10/2019	Royal Bank of Canada	CAD	102,000	USD	77,556	77,385	(171)
Euro/United States Dollar
08/22/2019	Royal Bank of Canada	EUR	73,000	USD	82,394	80,938	(1,456)

See accompanying Notes to Schedule of Investments.

08/22/2019	UBS	EUR	152,000	USD	169,727	$168,528	$(1,199)
Indian Rupee/United States Dollar
08/22/2019	UBS	INR	9,972,000	USD	144,145	144,242	97
Israeli Shekel/United States Dollar
08/22/2019	Barclays Bank	ILS	77,000	USD	21,869	21,955	86
Japanese Yen/United States Dollar
08/22/2019	Barclays Bank	JPY	15,679,086	USD	146,000	144,339	(1,661)
08/22/2019	Citibank	JPY	2,870,000	USD	26,390	26,421	31
08/22/2019	UBS	JPY	108,872,745	USD	1,004,277	1,002,262	(2,015)
Mexican Peso/United States Dollar
08/22/2019	UBS	MXN	1,385,000	USD	72,234	72,034	(200)
New Zealand Dollar/United States Dollar
08/22/2019	Barclays Bank	NZD	45,000	USD	30,105	29,559	(546)
08/22/2019	Citibank	NZD	42,000	USD	27,853	27,588	(265)
08/22/2019	Royal Bank of Canada	NZD	11,000	USD	7,166	7,226	60
Norwegian Krone/United States Dollar
08/22/2019	Citibank	NOK	127,000	USD	14,666	14,349	(317)
08/22/2019	Morgan Stanley & Co.	NOK	2,405,000	USD	276,141	271,723	(4,418)
South African Rand/United States Dollar
08/22/2019	Barclays Bank	ZAR	182,000	USD	12,780	12,659	(121)
08/22/2019	JPMorgan Chase	ZAR	1,017,000	USD	72,864	70,736	(2,128)
08/22/2019	Morgan Stanley & Co.	ZAR	922,000	USD	61,387	64,128	2,741
South Korean Won/United States Dollar
08/22/2019	UBS	KRW	54,517,000	USD	46,137	45,914	(223)
Swedish Krona/United States Dollar
08/22/2019	Deutsche Bank	SEK	99,000	USD	10,395	10,263	(132)
Swiss Franc/United States Dollar
08/22/2019	Barclays Bank	CHF	418,000	USD	420,669	420,950	281
08/22/2019	Citibank	CHF	22,000	USD	22,040	22,155	115
						$3,800,999	$(19,624)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/22/2019	Citibank	USD	23,601	AUD	34,000	$23,268	$333
08/22/2019	Deutsche Bank	USD	72,170	AUD	104,000	71,172	998
08/22/2019	UBS	USD	334,797	AUD	481,000	329,171	5,626
United States Dollar/Brazilian Real
08/22/2019	UBS	USD	349,398	BRL	1,371,000	358,814	(9,416)
United States Dollar/British Pound
08/22/2019	Barclays Bank	USD	8,907	GBP	7,000	8,521	386
08/22/2019	Royal Bank of Canada	USD	12,247	GBP	10,000	12,172	75
10/10/2019	Barclays Bank	USD	1,879,085	GBP	1,492,000	1,820,466	58,619
10/10/2019	JPMorgan Chase	USD	118,513	GBP	94,000	114,694	3,819
United States Dollar/Canadian Dollar
08/22/2019	Barclays Bank	USD	36,805	CAD	49,000	37,142	(337)
08/22/2019	Citibank	USD	21,574	CAD	29,000	21,982	(408)
08/22/2019	JPMorgan Chase	USD	256,102	CAD	344,000	260,755	(4,653)
08/22/2019	Royal Bank of Canada	USD	35,064	CAD	47,000	35,626	(562)

See accompanying Notes to Schedule of Investments.

10/10/2019	UBS	USD	230,696	CAD	301,000	$228,363	$2,333
United States Dollar/Euro
08/22/2019	Barclays Bank	USD	465,779	EUR	411,000	455,691	10,088
08/22/2019	Citibank	USD	19,151	EUR	17,000	18,849	302
08/22/2019	Deutsche Bank	USD	11,308	EUR	10,000	11,087	221
08/22/2019	JPMorgan Chase	USD	11,291	EUR	10,000	11,087	204
08/22/2019	Morgan Stanley & Co.	USD	49,712	EUR	44,000	48,784	928
08/22/2019	UBS	USD	6,809	EUR	6,000	6,652	157
10/10/2019	UBS	USD	2,610,577	EUR	2,301,000	2,561,295	49,282
United States Dollar/Indian Rupee
08/22/2019	UBS	USD	16,627	INR	1,146,000	16,577	50
United States Dollar/Israeli Shekel
08/22/2019	Citibank	USD	11,688	ILS	42,000	11,976	(288)
08/22/2019	UBS	USD	281,029	ILS	999,000	284,846	(3,817)
United States Dollar/Japanese Yen
08/22/2019	Barclays Bank	USD	20,760	JPY	2,260,000	20,805	(45)
08/22/2019	JPMorgan Chase	USD	51,154	JPY	5,560,000	51,184	(30)
08/22/2019	Royal Bank of Canada	USD	45,316	JPY	4,890,000	45,016	300
United States Dollar/Mexican Peso
08/22/2019	Royal Bank of Canada	USD	8,934	MXN	171,000	8,894	40
United States Dollar/New Zealand Dollar
08/22/2019	Citibank	USD	23,619	NZD	36,000	23,647	(28)
08/22/2019	UBS	USD	134,558	NZD	204,000	134,001	557
United States Dollar/Norwegian Krone
08/22/2019	Barclays Bank	USD	15,409	NOK	134,000	15,140	269
08/22/2019	Royal Bank of Canada	USD	19,186	NOK	166,000	18,755	431
United States Dollar/South African Rand
08/22/2019	UBS	USD	211,921	ZAR	3,043,000	211,651	270
United States Dollar/South Korean Won
08/22/2019	UBS	USD	434,381	KRW	508,105,000	427,926	6,455
United States Dollar/Swedish Krona
08/22/2019	Citibank	USD	10,218	SEK	97,000	10,056	162
United States Dollar/Swiss Franc
08/22/2019	Barclays Bank	USD	71,928	CHF	71,000	71,501	427
						$7,787,566	$122,748

At July 31, 2019, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar / Canadian Dollar
08/22/2019	JPMorgan Chase Bank N.A.	AUD	417,000	CAD	380,651	$290,712	$287,547	$(3,165)
Australian Dollar / Japanese Yen
08/22/2019	Deutsche Bank	AUD	199,000	JPY	14,995,625	137,927	136,065	(1,862)
08/22/2019	Royal Bank of Canada	AUD	210,000	JPY	15,783,810	146,927	145,337	(1,590)
Australian Dollar / New Zealand Dollar
08/22/2019	Deutsche Bank	AUD	411,000	NZD	429,020	290,638	290,096	(542)
Euro / Japanese Yen
08/22/2019	Barclays Bank	EUR	123,000	JPY	15,093,084	137,864	135,295	(2,569)

See accompanying Notes to Schedule of Investments.

08/22/2019	Deutsche Bank	EUR	130,000	JPY	15,828,985	146,348	$144,765	$(1,583)
08/22/2019	Royal Bank of Canada	EUR	129,000	JPY	15,619,255	145,460	144,700	(760)
Israeli Shekel / Euro
08/22/2019	Barclays Bank	ILS	966,000	EUR	246,491	273,806	275,948	2,142
Japanese Yen / Australian Dollar
08/22/2019	Deutsche Bank	JPY	15,191,841	AUD	201,000	138,063	140,363	2,300
Japanese Yen / Euro
08/22/2019	Deutsche Bank	JPY	30,598,635	EUR	253,000	281,746	282,920	1,174
Swiss Franc / New Zealand Dollar
08/22/2019	Deutsche Bank	CHF	137,746	NZD	211,000	136,214	136,333	119
							$2,119,369	$(6,336)

* Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2019, the Fund held the following over-the-counter credit default swaps:

Buy Protection:

Expiration Date	Notional Amount	Counterparty/Reference Entity	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Unrealized Depreciation	Value
06/20/2022	400,000	Barclays Bank/Vodafone Group PLC, 5%, 6/4/18	Equal to 1.00%	Quarterly	$(2,672)	$(6,769)	$(9,442)
Sell Protection:
06/20/2022	200,000	Barclays Bank/Virgin Media Finance PLC, 7%, 4/15/23	Equal to 5.00%	Quarterly	$30,823	$(869)	$29,954

At July 31, 2019, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Buy Protection:
06/20/2024	128,700	CDX NA HY 5-year	Equal to 5.00%	—%	Quarterly	$(9,086)	$(1,365)	$(10,451)
06/20/2024	1,800,000	CDX NA IG 5-year	Equal to 1.00%	—%	Quarterly	(38,624)	(2,286)	(40,910)
06/20/2024	180,000	iTRAXX-Crossover 5-year	Equal to 5.00%	—%	Quarterly	(22,856)	(588)	(23,444)
06/20/2023	291,000	iTRAXX-Crossover 5-year	Equal to 5.00%	—%	Quarterly	(19,811)	(6,326)	(26,137)
06/20/2024	1,900,000	ITRAXX-Europe 5-year	Equal to 1.00%	—%	Quarterly	(53,610)	(498)	(54,108)
						$(143,987)	$(11,063)	$(155,050)
Sell Protection:
06/20/2023	300,000	CDX NA HY 5-year	Equal to 5.00%	—%	Quarterly	$22,662	$4,284	$26,946

See accompanying Notes to Schedule of Investments.

*     Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At July 31, 2019, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Fixed Rate	Floating Rate Index	Frequency of Payments Made	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Buy Protection:

CAD	$1,950,000	01/03/2020	Pay	2.27%	3-month BA CDOR	Quarterly	$(673)	$(1,518)	$(2,192)
AUD	14,210,000	05/25/2020	Pay	1.22%	3-month BBSW	Quarterly	—	(14,809)	(14,809)
GBP	4,090,000	04/05/2021	Pay	0.48%	12-month EONIA	Annually	—	(4,018)	(4,018)
EUR	2,820,000	01/29/2022	Pay	0.14%	12-month EONIA	Annually	—	(30,212)	(30,212)
USD	1,150,000	08/10/2022	Pay	1.90%	3-month LIBOR BBA	Quarterly	42,123	(46,979)	(4,855)
USD	310,000	08/10/2022	Pay	1.90%	3-month LIBOR BBA	Quarterly	11,355	(12,663)	(1,309)
USD	370,000	07/02/2023	Pay	2.74%	3-month LIBOR BBA	Quarterly	—	(12,701)	(12,701)
GBP	620,000	09/12/2023	Pay	1.38%	6-month LIBOR BBA	Semiannually	11	(22,913)	(22,902)
USD	1,480,000	09/19/2023	Pay	3.02%	3-month LIBOR BBA	Quarterly	730	(82,181)	(81,451)
USD	810,000	09/19/2023	Pay	2.96%	3-month LIBOR BBA	Quarterly	—	(42,547)	(42,547)
USD	1,750,000	09/27/2023	Pay	3.10%	3-month LIBOR BBA	Quarterly	—	(102,901)	(102,901)
USD	1,140,000	10/15/2023	Pay	2.26%	12-month CPI	At maturity	—	(25,583)	(25,583)
CAD	570,000	11/25/2026	Pay	2.04%	3-month BA CDOR	Quarterly	—	(5,523)	(5,523)
CAD	570,000	11/25/2026	Pay	2.04%	3-month BA CDOR	Quarterly	2,999	(8,522)	(5,523)
USD	1,190,000	08/10/2027	Pay	2.24%	3-month LIBOR BBA	Quarterly	—	(34,331)	(34,331)
USD	220,000	08/10/2027	Pay	2.24%	3-month LIBOR BBA	Quarterly	1,167	(7,514)	(6,347)
USD	730,000	06/20/2028	Pay	2.87%	3-month LIBOR BBA	Quarterly	6,576	(62,739)	(56,163)
USD	100,000	06/20/2028	Pay	2.87%	3-month LIBOR BBA	Quarterly	901	(8,595)	(7,693)
USD	50,000	06/20/2028	Pay	2.87%	3-month LIBOR BBA	Quarterly	450	(4,297)	(3,847)
USD	760,000	01/29/2030	Pay	2.47%	12-month FEDL	Annually	—	(51,774)	(51,774)

See accompanying Notes to Schedule of Investments.

USD	$250,000	08/10/2047	Pay	2.53%	3-month LIBOR BBA	Quarterly	21,928	$(42,151)	$(20,223)
USD	40,000	08/10/2047	Pay	2.53%	3-month LIBOR BBA	Quarterly	3,508	(6,744)	(3,236)
GBP	140,000	07/30/2050	Pay	1.12%	6-month LIBOR BBA	Semiannually	—	(1,939)	(1,939)
							$91,075	$(633,154)	$(542,079)
SELL PROTECTION:
CAD	1,950,000	01/03/2020	Receive	2.27%	3-month BA CDOR	Quarterly	$—	$2,192	$2,192
USD	2,990,000	09/19/2020	Receive	2.95%	3-month LIBOR BBA	Quarterly	—	51,976	51,976
CAD	6,760,000	01/05/2021	Receive	1.79%	3-month BA CDOR	Quarterly	—	(1,978)	(1,978)
CAD	3,850,000	05/25/2021	Receive	1.94%	3-month BA CDOR	Quarterly	—	5,221	5,221
CAD	3,850,000	05/25/2021	Receive	1.94%	3-month BA CDOR	Quarterly	—	5,221	5,221
USD	3,470,000	01/29/2022	Receive	2.31%	12-month FEDL	Annually	—	52,757	52,757
USD	1,150,000	08/10/2022	Receive	1.90%	3-month LIBOR BBA	Quarterly	—	4,653	4,653
USD	310,000	08/10/2022	Receive	1.90%	3-month LIBOR BBA	Quarterly	(1,313)	2,600	1,287
NZD	3,260,000	05/03/2023	Receive	1.81%	3-month NZD LIBOR	Quarterly	—	23,922	23,922
USD	280,000	07/02/2023	Receive	2.74%	3-month LIBOR BBA	Quarterly	(1,059)	10,670	9,612
GBP	470,000	07/15/2023	Receive	3.35%	12-month UK RPI	Annually	—	(8,561)	(8,561)
USD	1,480,000	09/19/2023	Receive	3.02%	3-month LIBOR BBA	Quarterly	22,154	59,297	81,451
USD	810,000	09/19/2023	Receive	2.96%	3-month LIBOR BBA	Quarterly	12,806	29,741	42,547
USD	1,750,000	09/27/2023	Receive	3.10%	3-month LIBOR BBA	Quarterly	50,214	52,687	102,901
USD	1,140,000	10/15/2023	Receive	2.26%	12-month CPI	Annually	19,700	1,997	21,697
AUD	2,430,000	05/23/2025	Receive	1.78%	6-month BBSW	Semiannually	—	25,166	25,166
EUR	2,480,000	06/17/2025	Receive	0.04%	12-month EONIA	Annually	—	25,959	25,959
EUR	300,000	04/15/2027	Receive	1.35%	12-month CPI	Annually	641	7,231	7,873
USD	1,190,000	08/10/2027	Receive	2.24%	3-month LIBOR BBA	Quarterly	(64,926)	99,340	34,414
USD	220,000	08/10/2027	Receive	2.24%	3-month LIBOR BBA	Quarterly	(12,001)	18,364	6,362
USD	100,000	06/20/2028	Receive	2.87%	3-month LIBOR BBA	Quarterly	(3,900)	11,594	7,693
USD	50,000	06/20/2028	Receive	2.87%	3-month LIBOR BBA	Quarterly	(705)	4,552	3,847
USD	730,000	06/20/2028	Receive	2.87%	3-month LIBOR BBA	Quarterly	—	56,163	56,163
EUR	570,000	01/29/2030	Receive	0.76%	12-month EONIA	Quarterly	—	57,851	57,851
EUR	460,000	06/11/2039	Receive	1.27%	6-month EURIBOR	Semiannually	—	17,653	17,653

See accompanying Notes to Schedule of Investments.

USD	$250,000	08/10/2047	Receive	2.53%	3-month LIBOR BBA	Quarterly	—	$20,205	$20,205
USD	40,000	08/10/2047	Receive	2.53%	3-month LIBOR BBA	Quarterly	(250)	3,483	3,233
EUR	140,000	08/01/2050	Receive	0.61%	6-month EURIBOR	Semiannually	—	2,128	2,128
							$21,361	$642,084	$663,445
							$112,436	$8,930	$121,366

See accompanying Notes to Schedule of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (98.2%)
Alabama (4.3%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.), 6.45%, 12/01/2023	$750,000	$761,235
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co. Project), 1.52%, 06/01/2028(a)	2,300,000	2,300,000
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	853,043
Jemison Public Building Authority Revenue Bonds, Series B
3.00%, 03/01/2020	70,000	70,555
3.00%, 03/01/2021	70,000	71,452
Jemison Water & Sewer Revenue Bonds, Series A
3.00%, 03/01/2021	50,000	50,281
3.50%, 03/01/2026	290,000	296,000
Mobile Industrial Development Board Revenue Bonds (Alabama Power Theodore Plant Project), Series A, 1.54%, 04/01/2031(a)	1,200,000	1,200,000
Tuscaloosa County Industrial Development Authority Revenue Bonds (Hunt Refining Project), Series A, 4.50%, 05/01/2032(b)	500,000	541,830
West Jefferson Industrial Development Board Revenue Bonds (Alabama Power Co. Miller Plant Project), 1.54%, 12/01/2038(a)	450,000	450,000
Wilsonville Industrial Development Solid Waste Disposal Revenue Bonds (Alabama Powe Company Gaston Plant Project), 1.54%, 12/01/2030(a)	4,200,000	4,200,000
		10,794,396
Arizona (3.4%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C
5.13%, 01/01/2034(b)	775,000	868,667
5.13%, 01/01/2035(b)	815,000	908,472
5.13%, 01/01/2036(b)	860,000	953,370
5.13%, 01/01/2037(b)	905,000	997,753
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project), Series A
5.00%, 01/01/2034	250,000	292,455
5.00%, 01/01/2036	750,000	866,843
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022(b)	385,000	405,332
5.00%, 07/01/2023(b)	405,000	431,762
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A
5.00%, 02/15/2021(b)	525,000	540,535
5.00%, 02/15/2026(b)	500,000	562,100
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.)
2.88%, 07/01/2021(b)	260,000	260,159
4.00%, 07/01/2026(b)	1,250,000	1,326,700
Phoenix Industrial Development Authority Education Facility Revenue Bonds (BASIS Schools, Inc.), 3.00%, 07/01/2020(b)	40,000	40,082
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Freedom Academy, Inc.), 3.88%, 07/01/2021(b)	110,000	111,210
		8,565,440
Arkansas (1.7%)
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.75%, 09/01/2026(a)(b)	1,355,000	1,355,407
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A

See accompanying Notes to Statements of Investments.

5.00%, 09/01/2025	$1,000,000	$1,150,660
5.00%, 09/01/2026	1,490,000	1,739,873
		4,245,940
California (2.0%)
California Pollution Control Financing Authority Solid Waste Disposal Revenue Bonds (CalPlant I LLC)
7.00%, 07/01/2022(b)(c)	2,000,000	2,058,720
7.50%, 07/01/2032(b)(c)	1,500,000	1,573,380
Palomar Pomerado Health Care Certificates of Particpation, 5.50%, 11/01/2019	350,000	353,836
Tobacco Securitization Authority of Northern California Revenue Bonds, Series A-2, 5.40%, 06/01/2027	985,000	989,344
		4,975,280
Colorado (0.7%)
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.), Series B
5.00%, 05/15/2028	500,000	541,105
5.00%, 05/15/2029	585,000	631,560
Lambertson Farms Metropolitan District No. 1 General Obligation Limited Bonds, 5.00%, 12/15/2025	500,000	513,695
		1,686,360
Connecticut (1.4%)
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	365,472
Series B, 5.00%, 11/01/2025	240,000	269,887
Series A, 5.00%, 11/01/2026	325,000	369,733
Series B, 5.00%, 11/01/2026	200,000	227,528
Series A, 5.00%, 11/01/2027	635,000	728,726
Series B, 5.00%, 11/01/2027	200,000	229,520
Connecticut State Health & Educational Facility Authority Revenue Bonds (Masonicare Corp. Obligated Group), Series F, 5.00%, 07/01/2024	1,000,000	1,100,470
Mohegan Tribe of Indians of Connecticut Revenue Bonds, Series C, 4.75%, 02/01/2020(b)	145,000	146,491
		3,437,827
District of Columbia (0.9%)
District of Columbia Revenue Bonds (Ingleside Presbyterian Retirement Community, Inc.), Series B, 3.88%, 07/01/2024	1,500,000	1,501,500
District of Columbia Revenue Bonds (The Freedom Forum Issue), Series A, 6.04%, 08/01/2037(a)	850,000	850,000
		2,351,500
Florida (9.6%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co. Project), Series A, 1.52%, 12/01/2048(a)	395,000	395,000
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), Series B, 1.55%, 12/01/2048(a)	700,000	700,000
Capital Trust Agency, Inc. Revenue Bonds (Silver Creek St. Augustine LLLP), Series A, 6.50%, 01/01/2024(d)	250,000	160,000
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	70,000	73,730
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	214,254
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project)
Series A, 4.00%, 12/15/2029(b)	530,000	580,880
Series A, 5.00%, 12/15/2034(b)	530,000	612,590
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(b)	100,000	99,525

See accompanying Notes to Statements of Investments.

Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.)
5.00%, 05/01/2029(b)	$2,000,000	$2,187,200
5.00%, 08/01/2029(a)(b)	2,000,000	2,121,500
Florida Development Finance Corp. Surface Transportation Facility Revenue Bonds (Virgin Trains USA Passenger Rail Project), Series A
6.25%, 01/01/2049(a)(b)	500,000	484,360
6.38%, 01/01/2049(a)(b)	500,000	477,760
Martin County Industrial Development Authority Revenue Bonds (Indiantown Cogeneration LP), 4.20%, 12/15/2025(b)	2,000,000	2,036,280
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(b)	1,440,000	1,625,904
Polk County Industrial Development Authority Revenue Bonds (Carpenter’S Home Estates, Inc. Project, 5.00%, 01/01/2039	240,000	268,913
Polk County Industrial Development Authority Revenue Bonds (Carpenters Home Estate, Inc. Project), Series A, 5.00%, 01/01/2029	450,000	516,933
St. Lucie County Soild Waste Disposal Revenue Bonds (Florida Power & Light Co. Project), 1.52%, 05/01/2024(a)	11,200,000	11,200,000
Village Community Development District #12, Special Assessment Revenue Bonds, 2.88%, 05/01/2021	335,000	338,028
		24,092,857
Georgia (1.8%)
Main Street Natural Gas, Inc. Revenue Bonds, Series A
5.00%, 05/15/2030	200,000	246,998
5.00%, 05/15/2036	1,970,000	2,580,090
Morgan County Hospital Authority Revenue Bonds, 2.75%, 09/01/2019	1,500,000	1,500,945
Turner County School District Revenue Bonds, 4.50%, 12/01/2019	245,000	245,083
		4,573,116
Guam (0.1%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	250,000	259,543

Idaho (0.4%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	900,000	948,006
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	145,000	153,804
		1,101,810
Illinois (7.5%)
Chicago Board of Education Certificate of Particapation, Series A, 6.00%, 01/01/2020	2,040,000	2,069,906
Chicago Board of Education General Obligation Unlimited Bonds
Series C, 5.00%, 12/01/2019	1,500,000	1,513,290
Series C, 5.00%, 12/01/2022	600,000	644,466
Series A, 5.00%, 12/01/2028	200,000	243,692
City of Chicago General Obligation Unlimited Bonds, 5.00%, 12/01/2024	80,000	80,351
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	636,354
Governors State University Certificates of Particpation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	471,000
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	225,000	235,105
Illinois Finance Authority Revenue Bonds (Benedictine University), 5.00%, 10/01/2025	1,035,000	1,139,949
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	494,235
5.00%, 02/15/2028	400,000	470,480

See accompanying Notes to Statements of Investments.

5.00%, 02/15/2029	$520,000	$606,694
5.00%, 02/15/2030	335,000	389,273
5.00%, 02/15/2031	370,000	427,924
5.00%, 02/15/2032	225,000	259,175
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	290,295
5.00%, 12/01/2029	315,000	364,102
Illinois Finance Authority Revenue Bonds (Intrinsic Schools Belmont Campus Project), Series A, 4.50%, 12/01/2020(b)	215,000	216,924
Metropolitan Pier & Exposition Authority Revenue Bonds
5.50%, 06/15/2020	1,450,000	1,454,277
5.00%, 12/15/2025	295,000	333,887
5.00%, 12/15/2026	250,000	286,433
5.00%, 12/15/2027	100,000	115,790
5.00%, 12/15/2028	250,000	288,195
Southwestern Development Authority Health Facility Revenue Bonds (Memorial Group Obligated Group), 5.75%, 11/01/2019	75,000	75,849
State of Illinois General Obligation Unlimited Bonds
5.00%, 02/01/2020	740,000	751,448
5.00%, 08/01/2021	50,000	52,731
5.00%, 08/01/2024	2,000,000	2,139,960
4.00%, 02/01/2030	745,000	813,145
Village of Matteson Revenue Bonds
5.00%, 12/01/2019	115,000	116,142
5.00%, 12/01/2026	150,000	176,097
5.00%, 12/01/2027	150,000	177,632
5.00%, 12/01/2028	350,000	417,855
Village of Posen General Obligation Unlimited Bonds, 4.40%, 12/01/2019	140,000	140,295
Village of Sauk General Obligation Unlimited Bonds
4.30%, 12/01/2023	400,000	402,908
4.60%, 12/01/2026	300,000	302,259
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,690
		18,883,808
Indiana (0.9%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	150,000	165,322
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(b)	1,680,000	1,758,070
Indiana Finance Authority Hospital Revenue Bonds (Bethany Circle of King’s Daughters’ of Madison Indiana ,Inc.), 5.00%, 08/15/2020	225,000	228,958
Indiana Finance Authority Revenue Bonds (United States Steel Corp.), 6.00%, 12/01/2019	50,000	50,637
		2,202,987
Iowa (0.1%)
Iowa Higher Education Loan Authority Revenue Bonds (Wartburg College), 2.50%, 10/01/2020	225,000	224,739

Kansas (0.8%)
Independent College Finance Authority Revenue Notes (Bethel College), Series A, 5.50%, 05/01/2020	400,000	407,944
Independent College Finance Authority Revenue Notes (Central Christian College Of Kansas), Series B, 6.13%, 05/01/2020	200,000	204,138
Independent College Finance Authority Revenue Notes (Ottawa University), Series C, 5.50%, 05/01/2020	1,200,000	1,223,832
Overland Park Development Corp. Revenue Bonds, Series B, 5.13%, 01/01/2022	140,000	140,259
		1,976,173

See accompanying Notes to Statements of Investments.

Kentucky (1.2%)
Louisville & Jefferson County Regional Airport Authority Revenue Bonds (United Parcel Service Worldwide Forwarding, Inc.), Series A, 1.54%, 01/01/2029(a)	$400,000	$400,000
Ohio County Pollution Control Revenue Bonds (Big Rivers Electric Corp.), Series A, 6.00%, 07/15/2031	2,475,000	2,535,440
		2,935,440
Louisiana (1.3%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(b)	1,000,000	1,128,280
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	272,347
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(b)	1,000,000	1,083,700
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(b)	400,000	426,700
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	315,000	332,067
		3,243,094
Maryland (3.0%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	100,000	101,416
Frederick County Educational Facilties Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027(b)	1,495,000	1,704,076
5.00%, 09/01/2032(b)	740,000	843,777
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,486,963
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Adventist Healthcare Obligated Group)
Series A, 5.00%, 01/01/2020	355,000	360,162
5.00%, 01/01/2021	450,000	472,185
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
5.00%, 11/01/2025	625,000	717,556
Series A-2, 5.00%, 11/01/2025	705,000	809,403
5.00%, 11/01/2026	365,000	418,429
5.00%, 11/01/2027	600,000	684,942
		7,598,909
Massachusetts (2.4%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	700,000	716,422
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(b)	1,000,000	1,024,930
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(b)	500,000	544,970
4.00%, 10/01/2026(b)	500,000	545,450
4.00%, 10/01/2027(b)	450,000	489,155
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,739,670
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A
5.00%, 07/01/2033	500,000	607,110
5.00%, 07/01/2034	300,000	362,727
		6,030,434

See accompanying Notes to Statements of Investments.

Michigan (1.2%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	$500,000	$553,150
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	85,000	86,613
Jackson College Dormitory Housing Revenue Bonds, 5.00%, 05/01/2021	165,000	167,904
Michigan State Housing Development Authority Revenue Bonds, Series A, 1.55%, 10/01/2037(a)	1,345,000	1,345,000
Michigan Strategic Fund Revenue Bonds (Genesee Power Station LP), 7.50%, 01/01/2021	415,000	413,701
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A, 5.13%, 06/01/2022	490,000	490,647
		3,057,015
Minnesota (2.3%)
City of Hugo Charter School Lease Revenue Bonds (CS Property Noble LLC), Series A, 4.00%, 07/01/2020	145,000	146,846
City of International Falls Pollution Control Revenue Bonds (Boise Cascade Corp.), 5.65%, 12/01/2022	815,000	827,209
City of Sauk Rapids Revenue Bonds (Good Shephard Lutheran Home of Sauk Rapids Minnesota), 5.00%, 01/01/2020	420,000	424,107
Oak Park Heights Nursing Home Revenue Bonds (VSSA Care Center LLC), 4.00%, 02/01/2020	300,000	301,986
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary’s School), Series A, 5.00%, 08/01/2022(b)	985,000	1,037,914
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	3,000,000	3,167,100
		5,905,162
Mississippi (3.9%)
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	980,451
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 2.45%, 11/01/2032(a)	5,000,000	5,000,000
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(b)	2,000,000	2,033,120
Mississippi Pearl General Obligation Unlimited Bonds
2.75%, 07/15/2020	520,000	514,836
3.00%, 07/15/2022	630,000	611,031
3.13%, 07/15/2023	655,000	631,688
		9,771,126
Missouri (1.1%)
Platte County Industrial Develoment Authority Transportation Revenue Bonds
5.00%, 12/01/2019	665,000	310,887
5.00%, 12/01/2020	850,000	397,375
5.00%, 12/01/2025	675,000	315,562
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital)
4.00%, 11/15/2021	555,000	573,998
5.00%, 11/15/2022	625,000	673,769
State of Missouri Health & Educational Facilities Authority Revenue Bonds (SSM Health Care), Series B, 3.19%, 06/01/2020(a)	400,000	400,000
		2,671,591
Nebraska (0.3%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	654,219

See accompanying Notes to Statements of Investments.

Nevada (0.8%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	$605,000	$735,777
5.00%, 09/01/2029	620,000	746,939
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022(b)(c)	460,000	464,075
		1,946,791
New Hampshire (0.1%)
New Hampshire Business Finance Authority Revenue Bonds (Casella Waste Systems, Inc.), 4.00%, 04/01/2029(a)(b)	250,000	250,810

New Jersey (2.1%)
New Jersey Economic Development Authority Revenue Bonds
5.00%, 06/15/2021	2,000,000	2,128,160
Series EE, 5.00%, 09/01/2023	700,000	738,570
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(b)	90,000	93,402
New Jersey Economic Development Authority Revenue Bonds (NYNJ Link Borrower LLC), 5.25%, 01/01/2025	125,000	142,761
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.)
4.88%, 09/15/2019(c)	1,230,000	1,234,157
5.50%, 04/01/2028	55,000	55,145
South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	300,000	348,324
5.00%, 01/01/2027	250,000	294,583
5.00%, 01/01/2028	255,000	304,651
		5,339,753
New York (7.4%)
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.)
5.00%, 11/01/2021	300,000	320,616
5.00%, 11/01/2022	250,000	273,480
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	895,000	925,537
Build NYC Resource Corp. Revenue Bonds (Metropolitan College of New York), 5.00%, 11/01/2020	765,000	785,456
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022(b)	190,000	197,262
5.00%, 06/01/2023(b)	370,000	401,180
5.00%, 06/01/2024(b)	390,000	429,425
5.00%, 06/01/2025(b)	410,000	457,494
5.00%, 06/01/2026(b)	430,000	485,375
5.00%, 06/01/2027(b)	450,000	506,138
5.00%, 06/01/2032(b)	500,000	551,865
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	1,615,000	1,792,941
5.00%, 07/01/2033(b)	2,635,000	2,873,889
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	510,965
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026(c)	1,150,000	1,130,519
New York City Water & Sewer System Revenue Bonds, 1.47%, 06/15/2044(a)	900,000	900,000
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	468,047
New York State Dormitory Authority Revenue Bonds (Yeshiva University)
Series A, 5.00%, 11/01/2019	95,000	95,751
5.00%, 09/01/2021	1,025,000	1,027,644

See accompanying Notes to Statements of Investments.

5.00%, 09/01/2022	$1,640,000	$1,644,313
Village of Johnson City General Obligation Limited Bonds
5.00%, 10/01/2019	110,000	110,380
4.00%, 10/03/2019	2,425,000	2,429,971
5.00%, 10/01/2020	115,000	117,765
5.00%, 10/01/2021	115,000	119,778
5.00%, 10/01/2022	115,000	121,404
		18,677,195
North Carolina (0.3%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	866,343

Ohio (3.1%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, Series A-2
5.13%, 06/01/2024	4,310,000	4,222,593
5.38%, 06/01/2024	2,030,000	2,005,681
City of Cleveland Airport Special Revenue Bonds (United Airlines, Inc.), 5.38%, 09/15/2027	400,000	401,148
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	250,000	278,335
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	206,040
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp.) , Series E, 5.63%, 10/01/2019	750,000	752,827
		7,866,624
Oregon (0.0%)
Multnomah County Hospital Facilities Authority Revenue Bonds (Mirabella At South Waterfront Project), Series A, 5.00%, 10/01/2019	20,000	20,096

Pennsylvania (4.8%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(b)	965,000	1,025,718
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(b)	930,000	943,820
5.00%, 10/15/2027(b)	1,650,000	1,815,808
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	108,894
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project), 4.00%, 12/01/2038	300,000	324,864
Montgomery County ndustrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project), 4.00%, 12/01/2036	100,000	108,874
Moon Industrial Development Authority Revenue Bonds (Baptist Homes Society), 5.00%, 07/01/2020	450,000	457,227
Pennsylvania Economic Development Financing Authority Revenue Bonds (Talen Energy Supply LLC), Series C, 5.00%, 12/01/2037(a)	3,100,000	3,167,022
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	440,000	445,240
Philadelphia Authority for Industrial Development Revenue Bonds (Evangelical Services for the Aging Obligated Group), 5.00%, 07/01/2031	500,000	553,990
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,331,000
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022(b)	100,000	108,027
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	111,841
Series B, 5.00%, 06/01/2024	100,000	114,667
Series B, 5.00%, 06/01/2025	100,000	117,156

See accompanying Notes to Statements of Investments.

Series D, 5.00%, 06/01/2027	$345,000	$401,615
		12,135,763
Puerto Rico (5.9%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A
5.50%, 07/01/2020	1,695,000	1,724,866
5.50%, 07/01/2020	935,000	951,475
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds, Series A
5.50%, 07/01/2021	615,000	635,596
5.00%, 07/01/2027	110,000	113,013
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,371,283
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 5.00%, 07/01/2020	155,000	156,099
Series UU, 5.00%, 07/01/2020	250,000	253,285
Series SS, 5.00%, 07/01/2022	260,000	263,146
Series PP, 5.00%, 07/01/2023	205,000	207,394
Series SS, 5.25%, 07/01/2023(c)	2,340,000	2,451,829
Series UU, 5.00%, 07/01/2024	300,000	308,247
Series PP, 5.00%, 07/01/2024	835,000	844,402
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series BB, 5.25%, 07/01/2022	100,000	105,572
Series L, 5.25%, 07/01/2023	520,000	544,851
Series E, 5.50%, 07/01/2023	200,000	215,416
Series D, 5.00%, 07/01/2027	145,000	148,971
Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5.00%, 08/01/2020	100,000	101,314
Puerto Rico Public Buildings Authority Revenue Bonds
Series F, 5.25%, 07/01/2021	1,200,000	1,248,000
6.00%, 07/01/2023(c)	3,000,000	3,224,250
		14,869,009
Rhode Island (0.5%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	680,000	739,908
5.00%, 09/01/2023	500,000	556,360
		1,296,268
South Carolina (0.9%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Palmetto Health Obligated Group), 5.00%, 08/01/2019	65,000	65,000
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027(b)	1,060,000	1,081,582
South Carolina Jobs-Economic Development Authority Revenue Bonds (Royal Live Oaks Academy of the Arts & Sciences Charter School), Series A, 3.00%, 08/01/2020(b)	1,225,000	1,229,814
		2,376,396
Tennessee (0.2%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
5.00%, 10/01/2029	300,000	357,435
5.00%, 10/01/2034	90,000	105,150
		462,585
Texas (10.9%)
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	333,081
5.00%, 07/15/2024	150,000	169,845

See accompanying Notes to Statements of Investments.

Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	$500,000	$526,680
City of Houston Airport System Revenue Bonds (United Airlines, Inc.)
4.50%, 07/01/2020	200,000	204,926
Series C, 5.00%, 07/15/2020	150,000	154,038
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	75,000	83,641
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Bonds (Exxon Mobil Corp.), 1.52%, 06/01/2030(a)	1,800,000	1,800,000
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	997,764
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Willow Winds, Inc.), Series A, 5.00%, 10/01/2023	115,000	123,138
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds (Exxon Mobil Corp.), Series B, 1.52%, 11/01/2029(a)	600,000	600,000
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 4.00%, 07/01/2021	275,000	283,544
Series C, 5.00%, 07/01/2023	300,000	326,505
Series B, 4.00%, 07/01/2025	675,000	746,550
Series C, 5.00%, 07/01/2025	330,000	364,571
Series B, 4.00%, 07/01/2026	500,000	557,205
Series D, 6.00%, 07/01/2026	125,000	127,569
Series B, 4.00%, 07/01/2031	500,000	541,335
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (MRC Senior Living), 3.25%, 11/15/2022	630,000	629,987
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), 7.25%, 02/01/2036(a)(b)	2,200,000	2,244,484
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), Series A, 1.54%, 07/01/2029(a)(b)	7,400,000	7,400,000
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	88,517
5.50%, 08/01/2023	50,000	56,938
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.)
Series A, 4.50%, 11/15/2021(d)	695,000	486,500
Series B-1, 5.63%, 11/15/2024	3,000,000	3,019,080
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 3.07%, 12/15/2026(a)(c)	1,500,000	1,492,770
Series D, 6.25%, 12/15/2026	2,510,000	2,940,139
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, 5.00%, 12/15/2025	1,000,000	1,106,150
Texas Public Finance Authority Revenue Bonds (TexasSouthern University), 5.00%, 11/01/2021	100,000	107,377
		27,512,334
U. S. Virgin Islands (0.6%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,316,190
Virgin Islands Public Finance Authority Revenue Bonds (United States Virgin Islands Federal Excise Tax), Series A, 5.00%, 10/01/2020	330,000	333,877
		1,650,067
Utah (3.2%)
Utah Charter Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	3,000,000	3,054,480
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A
4.50%, 10/15/2028(b)	500,000	507,525
4.63%, 10/15/2048(a)(b)	1,000,000	1,018,980
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.63%, 06/15/2021(b)(c)	325,000	324,610

See accompanying Notes to Statements of Investments.

Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	$3,000,000	$3,068,310
		7,973,905
Washington (1.7%)
State Housing Finance Commission Revenue Bonds (Herons Key Senior Living), Series A
6.50%, 07/01/2030(b)	900,000	970,245
6.75%, 07/01/2035(b)	820,000	882,656
Washington State Housing Finance Commission Revenue Bonds (Bayview Manor Homes Obligated Group), Series B, 2.80%, 07/01/2021(b)(c)	350,000	350,000
Washington State Housing Finance Commission Revenue Bonds (Heron’s Key Obligated Group), Series B-1, 5.50%, 01/01/2024(b)	585,000	585,380
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(b)(c)	1,035,000	1,092,587
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group)
5.00%, 01/01/2023	30,000	32,050
5.00%, 01/01/2023(b)	50,000	52,522
Washington State Housing Finance Commission Revenue Bonds (Wesley Homes Lea Hill LLC), 3.20%, 07/01/2021(b)	250,000	250,860
		4,216,300
West Virginia (1.0%)
Glenville State College Board of Governors Revenue Bonds, 3.25%, 06/01/2022	500,000	497,175
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	1,930,000	1,968,388
		2,465,563
Wisconsin (2.4%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Covenent Communities, Inc.)
5.50%, 07/01/2023	95,000	95,086
6.00%, 07/01/2028	170,000	170,235
6.50%, 07/01/2033	300,000	300,297
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	1,310,000	1,363,998
5.00%, 03/01/2028	1,190,000	1,319,424
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	783,469
5.00%, 01/01/2027	830,000	953,969
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2022	185,000	198,629
5.00%, 06/15/2024	210,000	235,664
5.00%, 06/15/2026	230,000	266,867
5.00%, 06/15/2027	160,000	187,910
Wisconsin Public Finance Authority Revenue Bonds (Glenridge on Palmer Ranch), Series A, 7.00%, 06/01/2020(b)	85,000	87,870
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	100,000	103,787
Wisconsin Public Finance Authority Senior Living Revenue Bonds (Mary’s Woods at Marylhurst, Inc.), Series A, 3.95%, 11/15/2024(b)	25,000	25,092
		6,092,297
Total Municipal Bonds		247,256,865

SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	11,568	11,570

See accompanying Notes to Statements of Investments.

Total Short-Term Investment	11,570
Total Investments (Cost $243,880,795) —98.2%	247,268,435
Other Assets in Excess of Liabilities—1.8%	4,601,157
Net Assets—100.0%	$251,869,592

(a)                                 Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)                                 Denotes a security issued under Regulation S or Rule 144A.

(c)                                  All or a portion of the security has been designated as collateral for the line of credit.

(d)                                 Security is in default.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.0%)
Alabama (1.5%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	$1,000,000	$1,067,690

Alaska (1.5%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,051,080

Arizona (2.5%)
Arizona Industrial Development Authority Revenue Bonds, 5.00%, 01/01/2032	1,580,000	1,818,485

California (6.4%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	379,879
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	472,584
Los Angeles Community College District General Obligation Unlimited Bonds (Pre-refunded @ $100, 08/01/2019), Series A, 5.50%, 08/01/2025	1,000,000	1,000,000
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	500,000	637,560
Series A, 6.50%, 11/01/2039	500,000	760,235
San Francisco City & County Public Utilities Commission Revenue Bonds, (Pre-refunded @ $100, 11/01/2020), Series F, 5.00%, 11/01/2024	300,000	315,255
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,053,060
		4,618,573
Connecticut (1.8%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,271,291

District of Columbia (0.9%)
Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	619,355

Florida (5.2%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 1.52%, 06/01/2045(a)	200,000	200,000
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,047,560
County of Escambia Revenue Bonds , 5.00%, 10/01/2046	1,000,000	1,172,070
Florida Development Finance Corp. Revenue Bonds (Imagine School At Broward) , 5.00%, 12/15/2039	500,000	567,995
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 1.52%, 12/01/2046(a)	200,000	200,000
Polk County Industrial Development Authority Revenue Bonds (Carpenter’S Home Estates, Inc. Project, 5.00%, 01/01/2039	160,000	179,275
Volusia County Educational Facility Authority Revenue Bonds , 5.00%, 10/15/2047	100,000	115,329
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	286,538
		3,768,767
Georgia (1.9%)
Main Street Natural Gas Inc Revenue Bonds, Series A, 5.00%, 05/15/2035	250,000	325,452
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048(a)	1,000,000	1,011,780
		1,337,232

See accompanying Notes to Schedule of Investments.

Hawaii (0.9%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	$560,000	$669,682

Illinois (1.9%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	541,495
State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	815,000	863,232
		1,404,727
Kentucky (0.8%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	545,265

Louisiana (3.9%)
East Baton Rouge Parish Sales Tax Revenue Bonds, (Pre-refunded @ $100, 08/01/2019), 5.00%, 08/01/2024	540,000	540,000
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	10,917
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	620,990
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	308,045
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	1,250,000	1,317,725
		2,797,677
Massachusetts (2.2%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D, 5.50%, 08/01/2019	1,000,000	1,000,000
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	598,710
		1,598,710
Michigan (1.2%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	902,745

Nebraska (1.1%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	799,267

New Hampshire (0.8%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	300,580
5.00%, 08/01/2036	245,000	293,628
		594,208
New Jersey (8.4%)
New Jersey Economic Development Authority Revenue Bonds, (Pre-refunded @ $100, 09/01/2019), Series BB, 5.25%, 09/01/2024	2,000,000	2,006,500
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	100,000	110,208
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,341,060
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	1,015,818
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	555,625
		6,029,211
New York (12.4%)
City of Elmira General Obligation Limited Bonds

See accompanying Notes to Schedule of Investments.

5.00%, 07/01/2025	$125,000	$138,772
5.00%, 07/01/2033	625,000	681,662
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	162,835
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,194,900
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,129,940
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	356,307
New York State Dormitory Authority Revenue Bonds, Series A, 5.00%, 03/15/2033	850,000	997,390
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,349,382
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,003,180
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	668,926
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,038,370
Village of Johnson City General Obligation Limited Bonds, 4.00%, 10/03/2019	175,000	175,359
		8,897,023
North Dakota (1.4%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,035,680

Pennsylvania (6.4%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School At Broward) , 4.00%, 12/01/2037	300,000	325,758
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	802,536
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	1,850,000	2,431,770
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	1,011,392
		4,571,456
Puerto Rico (3.9%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A, (AGM), 5.25%, 07/01/2024	615,000	649,957
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A
5.50%, 07/01/2020	500,000	508,810
5.50%, 07/01/2020	500,000	508,810
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	106,301
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	890,000	1,005,584
		2,779,462
Rhode Island (1.1%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	768,840

South Carolina (1.7%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	594,985
5.00%, 01/01/2026	500,000	607,465
		1,202,450
Tennessee (1.8%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	571,995
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	160,000	186,933

See accompanying Notes to Schedule of Investments.

Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	$500,000	$565,825
		1,324,753
Texas (21.3%)
City of Houston TX General Obligation Limited Bonds, Series A, 5.00%, 03/01/2030	170,000	170,501
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,048,030
Harris Country Toll Road Authority Revenue Bonds, Series A, 4.00%, 08/15/2048	500,000	552,150
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,015,000	6,186,454
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,068,130
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), Series A, 1.54%, 07/01/2029(a)	2,550,000	2,550,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	962,960
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,092,650
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,395,000	1,634,061
		15,264,936
Utah (1.0%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	118,876
Utah Charter Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)	570,000	580,351
		699,227
Virginia (0.8%)
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/2048	500,000	601,205

Wisconsin (4.3%)
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	630,424
5.00%, 06/15/2034	425,000	494,369
Public Finance Authority Revenue Bonds, 5.00%, 07/01/2038	1,000,000	1,127,860
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 07/15/2021), Series A, 5.00%, 07/15/2028	500,000	537,365
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	296,750
		3,086,768
Total Municipal Bonds		71,125,765

SHORT-TERM INVESTMENT (0.1%)
UNITED STATES (0.1%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	47,434	47,444
Total Short-Term Investment		47,444

See accompanying Notes to Schedule of Investments.

Total Investments (Cost $66,810,886) —99.1%	71,173,209
Other Assets in Excess of Liabilities—0.9%	623,073
Net Assets—100.0%	$71,796,282

(a)                                 Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See accompanying Notes to Schedule of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (104.4%)
Alabama (7.6%)
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co. Project), 1.52%, 06/01/2028(a)	$7,500,000	$7,500,000
Eutaw Industrial Development Board Revenue Bonds (Mission Power Co.), 1.75%, 12/01/2020(a)	6,250,000	6,250,000
Health Care Authority for Baptist Health Revenue Bonds, Series B
1.60%, 11/15/2037(a)	4,900,000	4,900,000
1.89%, 11/01/2042(a)	18,200,000	18,200,000
Mobile Industrial Development Board Revenue Bonds (Alabama Power Barry Plant), 1.50%, 06/01/2034(a)	750,000	750,000
Mobile Industrial Development Board Revenue Bonds (Alabama Power Theodore Plant Project), Series A, 1.54%, 04/01/2031(a)	4,400,000	4,400,000
Tuscaloosa County Industrial Development Authority Revenue Bonds (Nucor Corp.), Series A, 1.61%, 09/01/2020(a)	7,400,000	7,400,000
Walker County Economic & Industrial Development Authority Revenue Bonds (Alabama Power Co.), 1.54%, 12/01/2036(a)	5,400,000	5,400,000
West Jefferson Industrial Development Board Revenue Bonds (Alabama Power Co. Miller Plant Project), 1.54%, 12/01/2038(a)	2,535,000	2,535,000
Wilsonville Industrial Development Solid Waste Disposal Revenue Bonds (Alabama Powe Company Gaston Plant Project), 1.54%, 12/01/2030(a)	11,600,000	11,600,000
		68,935,000
Arizona (4.3%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 1.95%, 09/01/2024(a)	11,200,000	11,203,360
Phoenix Industrial Development Authority Solid Waste Revenue Bonds (Republic Services, Inc.), 1.90%, 12/01/2035(a)	14,500,000	14,500,000
Scottsdale Industrial Development Authority Revenue Bonds (Scottsdale Healthcare Hospitals Obligated Group), Series F, 2.05%, 09/01/2045(a)	13,575,000	13,575,000
		39,278,360
Arkansas (2.8%)
Arkansas Development Finance Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), 1.88%, 09/01/2044(a)	17,037,000	17,037,000
City of Blytheville Revenue Bonds (Nucor Corp. Project), 1.64%, 01/02/2033(a)	8,500,000	8,500,000
		25,537,000
California (9.9%)
California Infrastructure & Economic Development Bank Revenue Bonds (Westside Waldorf School Project), 1.85%, 10/01/2028(a)	1,850,000	1,850,000
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.)
Series A, 1.90%, 08/01/2023(a)(b)	22,000,000	22,000,000
Series 2017-A1, 1.50%, 11/01/2042(a)(b)	2,500,000	2,500,500
California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 1.75%, 07/01/2040(a)	875,000	875,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group)
Series F, 1.75%, 07/01/2040(a)	6,425,000	6,425,000
Series D, 1.75%, 07/01/2041(a)	12,275,000	12,275,000
California Statewide Communities Development Authority Revenue Bonds (Kennerly-Spratling, Inc.), Series A, 1.79%, 06/01/2020(a)	150,000	150,000

See accompanying Notes to Statements of Investments.

California Statewide Communities Development Authority Revenue Bonds (Westgate Pasadena Apartments Project), Series B, 1.66%, 04/01/2042(a)	$8,935,000	$8,935,000
Palomar Pomerado Health Care Certificates of Particpation
Series A, 2.42%, 11/01/2036(a)	7,200,000	7,200,000
Series C, 2.50%, 11/01/2036(a)	16,300,000	16,300,000
Series B, 2.50%, 11/01/2036(a)	12,150,000	12,150,000
		90,660,500
Connecticut (0.1%)
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program), Series A, 3.00%, 11/15/2019	1,300,000	1,305,187
Delaware (2.2%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 1.57%, 10/01/2029(a)	17,700,000	17,700,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 1.62%, 11/01/2027(a)	2,400,000	2,400,000
		20,100,000
Florida (6.4%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co. Project), Series A, 1.52%, 12/01/2048(a)	13,180,000	13,180,000
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 1.52%, 06/01/2045(a)	12,250,000	12,250,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 1.77%, 02/01/2029(a)	22,000,000	22,000,000
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 1.52%, 12/01/2046(a)	3,650,000	3,650,000
St. Lucie County Soild Waste Disposal Revenue Bonds (Florida Power & Light Co. Project), 1.52%, 05/01/2024(a)	7,700,000	7,700,000
		58,780,000
Georgia (2.9%)
Coweta County Development Authority Revenue Bonds (Georgia Power Co.), 1.54%, 06/01/2032(a)	3,200,000	3,200,000
Douglas County Development Authority Revenue Bonds (Electrical Fiber Systems, Inc.), 1.75%, 12/01/2021(a)	500,000	500,000
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Health System Obligated Group), Series 2017, 1.61%, 02/15/2047(a)	20,000,000	20,000,000
Heard County Development Authority Revenue Bonds (Georgia Power Co.), 1.58%, 12/01/2037(a)	2,700,000	2,700,000
		26,400,000
Illinois (2.3%)
Illinois Finance Authority Revenue Bonds (Bohler-Uddeholm Corp. Project), 2.20%, 02/01/2037(a)	10,000,000	10,000,000
Rockford Park District Limited Tax, Series 2019B, 3.00%, 12/15/2020	1,165,000	1,185,562
State of Illinois General Obligation Unlimited Bonds
5.00%, 08/01/2019	1,205,000	1,205,000
Series B, 5.00%, 11/01/2019	8,380,000	8,441,509
		20,832,071
Indiana (2.1%)
City of South Bend Economic Development Revenue Bonds (Dynamic R.E.H.C., Inc.), 1.55%, 09/01/2020(a)	55,000	55,000

See accompanying Notes to Statements of Investments.

Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 1.57%, 08/01/2030(a)	$18,675,000	$18,675,000
		18,730,000
Iowa (1.3%)
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds (CJ Bio America, Inc.), 1.93%, 04/01/2022(a)	12,000,000	12,000,000

Kansas (1.5%)
City of Atchison Multi-Mode Industrial Revenue Bonds (Stress Crete, Inc.), 1.59%, 01/01/2033(a)	1,570,000	1,570,000
City of Burlington Environmental Improvement Revenue Bonds (Kansas City Power & Light Co.)
Series A, 1.62%, 09/01/2035(a)	5,000,000	5,000,000
Series B, 1.62%, 09/01/2035(a)	5,000,000	5,000,000
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.68%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.68%, 02/01/2029(a)	1,000,000	1,000,000
		13,570,000
Kentucky (5.5%)
Kenton County Kentucky Airport Board Special Facilities International Incorporate Revenue Bonds (Flightsafety International, Inc.), Series A, AMT, VRDN, 1.49%, 06/01/2031(a)	4,400,000	4,400,000
Louisville & Jefferson County Regional Airport Authority Revenue Bonds (United Parcel Service Worldwide Forwarding, Inc.), Series A, 1.54%, 01/01/2029(a)	23,800,000	23,800,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), Series B, 1.54%, 01/01/2029(a)	19,100,000	19,100,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 1.90%, 08/15/2023(a)	3,300,000	3,300,561
		50,600,561
Louisiana (1.2%)
Louisiana Public Facilities Authority Revenue Bonds (St Mary’s Dominican High School Corp.), Series B, 1.65%, 07/01/2033(a)	265,000	265,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 3.40%, 09/01/2021(a)	705,000	705,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 2.00%, 03/15/2025(a)	10,000,000	10,024,500
		10,994,500
Maine (0.8%)
City of Old Town Solid Waste Disposal Revenue Bonds (Georgia-Pacific LLC), 1.59%, 12/01/2024(a)(b)	7,000,000	7,000,000

Maryland (1.8%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George’s Boulevard Obligated Group), 1.90%, 12/01/2033(a)(c)	6,160,000	6,160,000
Maryland Economic Development Corp. Revenue Bonds (Redrock LLC Facility), 1.90%, 11/01/2022(a)	655,000	655,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.60%, 03/01/2030(a)	7,550,000	7,550,000
Washington County Revenue Bonds (Conservit, Inc.), 1.90%, 02/01/2023(a)(c)	1,580,000	1,580,000
		15,945,000
Massachusetts (1.0%)
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Partners HealthCare System Issue), Series G, 1.66%, 07/01/2042(a)	9,360,000	9,360,000

See accompanying Notes to Statements of Investments.

Michigan (2.1%)
Michigan State Housing Development Authority Revenue Bonds, Series A, 1.55%, 10/01/2037(a)	$10,650,000	$10,650,000
Michigan Strategic Fund Revenue Bonds (Air Product & Chemicals, Inc.), 1.50%, 12/01/2042(a)	8,590,000	8,590,000
		19,240,000
Mississippi (11.1%)
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.)
1.70%, 07/01/2025(a)	10,600,000	10,600,000
1.69%, 12/01/2027(a)	9,400,000	9,400,000
1.70%, 05/01/2028(a)	13,520,000	13,520,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 2.45%, 11/01/2032(a)	62,000,000	62,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 1.55%, 03/01/2033(a)	3,360,000	3,360,000
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), Series B2, 1.80%, 09/01/2022(a)	2,300,000	2,301,863
		101,181,863
Nebraska (3.7%)
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 5.00%, 08/01/2039(a)	33,500,000	33,899,990

Nevada (0.3%)
Director of the State of Nevada Department of Business and Industry Revenue Bonds (Republic Services, Inc.), 1.88%, 12/01/2026(a)(b)	2,600,000	2,604,056

New Jersey (1.6%)
City of Newark General Obligation Unlimited Bonds, 3.50%, 10/09/2019	14,825,000	14,872,737

New York (6.5%)
City of Port Jervis General Obligation Limited Bonds, 3.00%, 10/10/2019	5,000,000	5,013,050
East Ramapo Central School District Tax Anticipation Notes, (ST AID WITHHLDG), 2.00%, 10/29/2019	10,000,000	10,012,200
Hempstead Union Free School District Tax Anticipation Notes, (ST AID WITHHLDG), 2.50%, 06/25/2020	4,000,000	4,032,720
Long Beach New York Bond Anticipation Notes, Series B, 3.00%, 02/07/2020	3,125,000	3,147,906
New York City General Obligation Unlimited Bonds
Series A-4, 1.47%, 08/01/2026(a)	5,125,000	5,125,000
Series C-4, 1.75%, 10/01/2027(a)	1,450,000	1,450,000
Series H-5, 1.50%, 03/01/2034(a)	2,300,000	2,300,000
Series J-2, 1.55%, 06/01/2036(a)	5,225,000	5,225,000
Series J-3, 1.99%, 06/01/2036(a)	2,550,000	2,550,000
New York City Housing Development Corp. Multifamily Mrotgage Revenue Bonds (Manhattan Court Development), Series A, AMT, VRDN, 1.45%, 06/01/2036(a)	7,695,000	7,695,000
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 1.85%, 12/01/2034(a)	1,300,000	1,300,000
New York Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 1.95%, 05/01/2030(a)	5,000,000	5,000,000
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 1.66%, 06/01/2029(a)	6,820,000	6,820,000
		59,670,876
North Carolina (4.5%)
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.) Series B, 1.64%, 11/01/2033(a)	13,100,000	13,100,000

See accompanying Notes to Statements of Investments.

Series A, 1.64%, 11/01/2033(a)	$18,900,000	$18,900,000
North Carolina Capital Facilities Finance Agency Revenue Bonds (Republic Services, Inc.), 1.75%, 06/01/2038(a)	9,000,000	9,003,780
		41,003,780
North Dakota (2.2%)
Mercer County Pollution Control Revenue Commercial Paper Notes, 1.45%, 09/19/2019	20,000,000	20,000,000

Ohio (1.3%)
State of Ohio Hospital Revenue Bonds (University Hospitals Health System, Inc.), Series B, 1.62%, 01/15/2045(a)	11,655,000	11,655,000

Oklahoma (0.6%)
Muskogee City-County Trust Port Authority Revenue Bonds (USA, Inc. Project), AMT, VRDN, 1.65%, 05/01/2023(a)	5,700,000	5,700,000

Pennsylvania (2.6%)
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 1.90%, 11/01/2021(a)	250,000	250,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), Series B, 1.50%, 04/01/2049(a)	2,500,000	2,500,500
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 1.95%, 08/01/2045(a)	7,000,000	7,000,000
Philadelphia Authority for Industrial Development Revenue Bonds (Thomas Jefferson University Obligated Group), Series 2017B, 1.61%, 09/01/2050(a)	14,000,000	14,000,000
		23,750,500
Tennessee (2.2%)
Clarksville Public Building Authority Revenue Bonds, 1.52%, 02/01/2038(a)	15,575,000	15,575,000
Lewisburg Industrial Development Board Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 1.95%, 07/02/2035(a)	3,300,000	3,300,000
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 1.73%, 06/01/2037(a)(b)	1,025,000	1,025,000
		19,900,000
Texas (6.6%)
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Bonds (Exxon Mobil Corp.), 1.52%, 06/01/2030(a)	300,000	300,000
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), 1.90%, 01/01/2026(a)	8,700,000	8,700,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP)
1.53%, 04/01/2028(a)	7,000,000	7,000,000
Series A, 1.54%, 07/01/2029(a)(b)	25,575,000	25,575,000
1.53%, 01/01/2030(a)	9,900,000	9,900,000
Series F, 1.53%, 01/01/2032(a)	1,400,000	1,400,000
Port of Port Arthur Navigation District Revenue Bonds (Emerald Renewable Diesel LLC), AMT, VRN, 1.90%, 06/01/2049(a)(b)	7,000,000	7,002,240
		59,877,240
Utah (0.9%)
Tender Option Bond Trust Receipts/Certificates
Series 2018-XM0699, 1.70%, 07/01/2026(a)(b)	6,330,000	6,330,000
Series 2017-XM0493, 1.65%, 07/01/2047(a)(b)	1,500,000	1,500,000
		7,830,000
Wisconsin (4.2%)
Marshfield Housing Authority Revenue Bonds (Wildwood Regency Housing LLC Project), 1.67%, 09/01/2033(a)	2,320,000	2,320,000

See accompanying Notes to Statements of Investments.

Milwaukee Redevelopment Authority Revenue Bonds (Kubin Nicholson Corp.), Series A, 1.55%, 08/01/2020(a)	$220,000	$220,000
State Notes, Series A, VRDN, 1.54%, 05/01/2029(a)	10,000,000	10,000,000
Village of Menomonee Falls Industrial Development Revenue Bonds (Reich Tool & Design, Inc.), 1.55%, 11/01/2036(a)	2,220,000	2,220,000
Wisconsin Public Finance Authority Revenue Bonds (Waste Management, Inc.)
Series A-1, 1.95%, 06/01/2023(a)	4,000,000	4,000,000
1.95%, 10/01/2025(a)	12,285,000	12,285,000
1.95%, 09/01/2027(a)	7,000,000	7,000,000
Wisconsin State Health & Educational Facilities Revenue Bond (Community Care, Inc.), 1.51%, 09/01/2032(a)	250,000	250,000
		38,295,000
Wyoming (0.3%)
Gillette Environmental Improvement Revenue Bonds (Black Hills Corp.), Series A, 1.55%, 06/01/2024(a)	2,855,000	2,855,000
Total Municipal Bonds		952,364,221

SHORT-TERM INVESTMENT (0.0%)

UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	110,969	110,991
Total Short-Term Investment		110,991
Total Investments (Cost $952,347,051) —104.4%		952,475,212
Liabilities in Excess of Other Assets—(4.4)%		(40,451,974)
Net Assets—100.0%		$912,023,238

(a)                                 Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)                                 Denotes a security issued under Regulation S or Rule 144A.

(c)                                  All or a portion of the security has been designated as collateral for the line of credit.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (82.0%)
Alternative Investment (54.0%)
AQR Managed Futures Strategy Fund, Class I(a)	134,308	$1,192,654
Arbitrage Event Driven Fund, Institutional Class I	449,084	4,320,191
BlackRock Global Long/Short Equity Fund, Institutional Class	202,600	2,566,940
Boston Partners Long/Short Research Fund, Institutional Class	171,786	2,654,085
Gotham Neutral Fund, Institutional Class(a)	346,155	3,555,015
Otter Creek Long/Short Opportunity Fund, Institutional Class	121,141	1,410,084
		15,698,969
Fixed Income Funds (28.0%)
Eaton Vance Floating-Rate Fund, Class I	650,671	5,784,466
Nuveen Preferred Securities Fund, Institutional Class	139,116	2,376,092
		8,160,558
Total Mutual Funds		23,859,527
EXCHANGE-TRADED FUNDS (13.7%)
Equity Funds (9.7%)
iShares Edge MSCI Min Vol USA ETF	7,590	476,349
iShares Edge MSCI USA Momentum Factor ETF	4,570	551,736
iShares Edge MSCI USA Quality Factor ETF	4,170	386,684
iShares Edge MSCI USA Size Factor ETF	5,019	462,250
iShares Edge MSCI USA Value Factor ETF	5,475	451,633
iShares Nasdaq Biotechnology ETF(b)	2,596	274,293
X-trackers MSCI Japan Hedged Equity ETF	5,993	230,011
		2,832,956
Fixed Income Fund (4.0%)
iShares TIPS Bond ETF	10,028	1,155,627
Total Exchange-Traded Funds		3,988,583
SHORT-TERM INVESTMENT (4.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(c)	1,271,312	1,271,312
Total Short-Term Investment		1,271,312
Total Investments (Cost $28,666,558) —100.1%		29,119,422
Liabilities in Excess of Other Assets—(0.1)%		(28,572)
Net Assets—100.0%		$29,090,850

(a)                                 Non-income producing security.

(b)                                 All or a portion of the securities are on loan. The total value of all securities on loan is $255,264. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(c)                                  Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (26.1%)
Fixed Income Funds (26.1%)
Eaton Vance Floating-Rate Fund, Class I	201,356	$1,790,052
Invesco Oppenheimer International Bond Fund	144,326	806,784
Nuveen Preferred Securities Fund, Institutional Class	48,477	827,985
		3,424,821
Total Mutual Funds		3,424,821

EXCHANGE-TRADED FUNDS (72.8%)
Equity Funds (55.3%)
iShares Core S&P 500 ETF	2,229	666,984
iShares Emerging Markets Dividend ETF	13,382	537,153
iShares MSCI EAFE Value ETF	22,042	1,030,243
iShares MSCI Japan ETF	9,873	536,597
iShares MSCI Pacific ex Japan ETF	5,631	261,504
iShares MSCI United Kingdom ETF	4,274	134,802
iShares Select Dividend ETF	10,663	1,069,286
Vanguard High Dividend Yield ETF(a)	23,921	2,105,287
WisdomTree Europe Hedged Equity Fund	8,119	537,803
X-trackers MSCI Japan Hedged Equity ETF	10,327	396,350
		7,276,009
Fixed Income Funds (17.5%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,397	141,216
iShares Emerging Markets High Yield Bond ETF	8,792	421,225
iShares JP Morgan EM Local Currency Bond ETF	17,612	815,964
iShares U.S. & International High Yield Corp Bond ETF	18,860	921,122
		2,299,527
Total Exchange-Traded Funds		9,575,536
SHORT-TERM INVESTMENT (0.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(b)	4,343	4,343
Total Short-Term Investment		4,343
Total Investments (Cost $12,824,909) —98.9%		13,004,700
Other Assets in Excess of Liabilities—1.1%		138,826
Net Assets—100.0%		$13,143,526

(a)                                 All or a portion of the securities are on loan. The total value of all securities on loan is $2,019,392. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(b)                                 Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ETF                                                 Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (13.6%)
Fixed Income Funds (13.6%)
Eaton Vance Floating-Rate Fund, Class I	119,365	$1,061,158
Invesco Oppenheimer International Bond Fund	65,321	365,143
Nuveen Preferred Securities Fund, Institutional Class	7,492	127,962
		1,554,263
Total Mutual Funds		1,554,263

EXCHANGE-TRADED FUNDS (84.9%)
Equity Funds (67.3%)
iShares Core S&P 500 ETF	5,375	1,608,361
iShares MSCI EAFE ETF	8,958	577,343
iShares MSCI Emerging Markets ETF	10,790	450,698
iShares MSCI Eurozone ETF	11,645	448,158
iShares MSCI Japan ETF	10,620	577,197
iShares Russell 2000 ETF(a)	7,439	1,164,650
iShares Russell Mid-Cap ETF(a)	18,312	1,038,107
Vanguard High Dividend Yield ETF	2,720	239,387
WisdomTree Europe Hedged Equity Fund	19,319	1,279,691
X-trackers MSCI Japan Hedged Equity ETF	8,752	335,902
		7,719,494
Fixed Income Funds (17.6%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	6,868	694,252
iShares Emerging Markets High Yield Bond ETF	5,048	241,850
iShares JP Morgan EM Local Currency Bond ETF	10,634	492,673
iShares TIPS Bond ETF	1,075	123,883
iShares U.S. & International High Yield Corp Bond ETF	9,649	471,257
		2,023,915
Total Exchange-Traded Funds		9,743,409
SHORT-TERM INVESTMENT (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(b)	202,293	202,293
Total Short-Term Investment		202,293
Total Investments (Cost $10,756,852) —100.2%		11,499,965
Liabilities in Excess of Other Assets—(0.2)%		(28,103)
Net Assets—100.0%		$11,471,862

(a)                                 All or a portion of the securities are on loan. The total value of all securities on loan is $2,095,651. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(b)                                 Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ETF                                                 Exchange-Traded Fund

TIPS                                             Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

July 31, 2019

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current-day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2019

exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund